File Nos. 333-00373
                                                                     811-07501
==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
     Pre-Effective Amendment No.                                           [ ]
  Post-Effective Amendment No. _6_                                         [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
     Amendment No. _7_                                                     [X]
                      (Check appropriate box or boxes.)

     Conseco Variable Annuity Account G
     -------------------------------------------------
     (Exact Name of Registrant)

     Conseco Variable Insurance Company
     -----------------------------------------
     (Name of Depositor)

     11815 N. Pennsylvania Street, Carmel, Indiana                  46032-4572
     ----------------------------------------------                 ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (317) 817-3700

     Name and Address of Agent for Service
          Michael A. Colliflower
          Secretary and General Counsel
          Conseco Variable Insurance Company
          11815 N. Pennsylvania Street
          Carmel, Indiana 46032-4572

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT  06881
          (203) 226-7866



It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on December 31, 2000 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual and Group Variable Annuity Contracts and Certificates


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                              CROSS REFERENCE SHEET
                             (Required by Rule 495)





Item No.                                                  Location
--------                                                  ----------------------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .    Cover Page

Item 2.   Definitions. . . . . . . . . . . . . . . . .    Index of Special Terms





Item 3.   Synopsis . . . . . . . . . . . . . . . . . .    Highlights

Item 4.   Condensed Financial Information. . . . . . .    Appendix-Condensed
                                                          Financial Informa-
                                                          tion

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  Conseco Variable;
                                                          The Separate
                                                          Account; Invest-
                                                          ment Options; Appendix B

Item 6.   Deductions and Expenses  . . . . . . . . . . .  Expenses

Item 7.   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . .  The Annuity
                                                          Contract

Item 8.   Annuity Period. . . . . . . . . . . . . . . .   Annuity Payments
                                                          (The Income Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  Death Benefit

Item 10.  Purchases and Contract Value.. . . . . . . . .  Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Access to Your
                                                          Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . .   Table of Contents of
                                                          the Statement of
                                                          Additional Information




                        CROSS REFERENCE SHEET (CONT'D)
                            (REQUIRED BY RULE 495)




Item No.                                                  Location
--------                                                  --------------------

          PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .. . . .   Performance
                                                          Information

Item 22.  Annuity Payments. . . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . .   Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                     PART A


The Prospectus was filed in Post-Effective Amendment No. 5 to Form N-4 on April 28, 2000 and is incorporated herein by reference.



                                 MONUMENT SERIES
                       CONSECO VARIABLE ANNUITY ACCOUNT G
                       CONSECO VARIABLE INSURANCE COMPANY

                             Supplement dated January 1, 2001

The following supplements certain information contained in your prospectus for the Monument Series fixed and variable annuity:

1. Effective as of the date of this supplement, you may also invest in the following investment portfolios:

      Pioneer Variable Contracts Trust, Class II Shares
      Managed by Pioneer Investment Management, Inc.

      Pioneer Fund VCT Portfolio
      Pioneer Equity-Income VCT Portfolio
      Pioneer Europe VCT Portfolio

2. As of the date of this Supplement, you may invest in the INVESCO VIF-High Yield Fund and the INVESCO VIF-Equity-Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.   The following is added to the "Investment Portfolio Expenses" table:


                                                                      Other Expenses*       Total Annual
                                                                      (after expense        Portfolio Expenses*
                                                                      reimbursement, if     (after expense
                                                                      any, for certain      reimbursement, if
                                                                      portfolios)           any, for certain
                         Management Fees       12b-1 Fees                                   portfolios)
------------------------ --------------------- ---------------------- --------------------- ----------------------
Pioneer Fund
VCT Portfolio                 .65%             .25%                  .07%                 .97%
Pioneer Equity-
Income VCT Portfolio          .65%             .25%                  .09%                 .99%
Pioneer Europe
VCT Portfolio**              1.00%             .25%                  .47%                1.72%


* Expenses for fiscal year ended December 31, 2000 are estimated.

** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.


4.  The following Examples are added to the prospectus:

You would pay the following expenses assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed, regardless of whether you surrender your contract: (a) assuming the current charges are assessed; (b) assuming the maximum charges are assessed.

                                                    Time Periods



                                            1 Year                3 Years

Pioneer Fund VCT Portfolio                  (a)$ 23               (a)$ 72
                                            (b)$ 25               (b)$ 78
Pioneer Equity-Income VCT Portfolio         (a)$ 24               (a)$ 73
                                            (b)$ 26               (b)$ 79
Pioneer Europe VCT Portfolio                (a)$ 31               (a)$ 95
                                            (b)$ 33               (b)$101

5. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:


SUB-ACCOUNT
- ---------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Leveraged AllCap  (a)

Accumulation unit value at                              $32.658
beginning of period

Accumulation unit value at end of                       $31.141
period

Number of accumulation units outstanding at              22,807
end of period

Small Capitalization  (a)

Accumulation unit value at                              $20.367
beginning of period

Accumulation unit value at end of                       $18.310
period


Number of accumulation units outstanding at               7,970
end of period

Growth Portfolio (a)

Accumulation unit value at                              $23.190
beginning of period

Accumulation unit value at end of                       $22.943
period

Number of accumulation units outstanding at              36,265
end of period

Midcap Growth Portfolio (a)

Accumulation unit value at                              $20.032
beginning of period

Accumulation unit value at end of                       $24.122
period

Number of accumulation units outstanding at              18,862
end of period

----------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
International Fund (b)

Accumulation unit value at                              $15.723
beginning of period

Accumulation unit value at end of                       $13.672
period

Number of accumulation units outstanding at              67,608
end of period

Value Fund (b)

Accumulation unit value at                               $9.120
beginning of period

Accumulation unit value at end of                        $9.438
period

Number of accumulation units outstanding at              13,618
end of period

Income and Growth Fund (b)

Accumulation unit value at                              $12.612
beginning of period

Accumulation unit value at end of                       $12.012
period

Number of accumulation units outstanding at              38,950
end of period

----------------------------------------------------------------

BERGER INSTITUTIONAL  PRODUCTS TRUST:
Growth Fund (b)

Accumulation unit value at                              $14.295
beginning of period

Accumulation unit value at end of                       $15.998
period

Number of accumulation units outstanding at               3,233
end of period

----------------------------------------------------------------
BERGER INSTITUTIONAL  PRODUCTS TRUST: (continued)
Growth & Income Fund (b)

Accumulation unit value at                              $17.558
beginning of period

Accumulation unit value at end of                       $19.163
period

Number of accumulation units outstanding at              46,684
end of period

New Generation Fund (c)

Accumulation unit value at                              $10.000
beginning of period

Accumulation unit value at end of                       $10.403
period

Number of accumulation units outstanding at               1,513
end of period

Small Company Growth Fund (b)

Accumulation unit value at                              $16.690
beginning of period

Accumulation unit value at end of                       $19.235
period

Number of accumulation units outstanding at              24,424
end of period

BIAM International Fund (b)

Accumulation unit value at                              $12.961
beginning of period

Accumulation unit value at end of                       $11.624
period

Number of accumulation units outstanding at                   0
end of period

----------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (a)

Accumulation unit value at                              $17.061
beginning of period

Accumulation unit value at end of                       $20.615
period

Number of accumulation units outstanding at              25,333
end of period

----------------------------------------------------------------

EQUITY (a)

Accumulation unit value  at                             $21.755
beginning of period

Accumulation unit value at end of                       $27.608
period

Number of accumulation units outstanding at              16,136
end of period

FIXED INCOME (a)

Accumulation unit value at                              $11.034
beginning of period

Accumulation unit value  at end of                      $11.654
period

Number of accumulation units outstanding at              15,589
end of period

Conseco 20 Focus (c)

Accumulation unit value at                              $10.000
beginning of period

Accumulation unit value at end of                       $13.363
period

Number of accumulation units outstanding at               1,830
end of period

GOVERNMENT SECURITIES (a)

Accumulation unit value at                              $10.812
beginning of period

Accumulation unit value at end of                       $11.456
period

Number of accumulation units outstanding at              14,002
end of period

Conseco High Yield (c)

Accumulation unit value at                              $10.000
beginning of period

Accumulation unit value at end of                       $10.107
period

Number of accumulation units outstanding at               3,184
end of period

MONEY MARKET  (a)

Accumulation unit value at                              $11.036
beginning of period

Accumulation unit value at end of                       $11.423
period

Number of accumulation units outstanding at             329,058
end of period

----------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (b)

Accumulation unit value at                              $13.052
beginning of period

Accumulation unit value at end of                       $12.726
period

Number of accumulation units outstanding at              81,410
end of period

----------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (b)

Accumulation unit value at                              $14.225
beginning of period

Accumulation unit value at end of                       $14.349
period

Number of accumulation units outstanding at              14,215
end of period

----------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
Disciplined Stock Portfolio (b)

Accumulation unit value at                              $12.541
beginning of period

Accumulation unit value at end of                       $12.569
period

Number of accumulation units outstanding at              44,788
end of period

International Value Portfolio (b)

Accumulation unit value at                              $11.889
beginning of period

Accumulation unit value at end of                       $10.812
period

Number of accumulation units outstanding at                 522
end of period

----------------------------------------------------------------
FEDERATED INSURANCE SERIES:
High Income Bond II (b)

Accumulation unit value at                               $9.902
beginning of period

Accumulation unit value at end of                        $9.597
period

Number of accumulation units outstanding at               7,603
end of period

International Equity II  (a)

Accumulation unit value at                              $24.656
beginning of period

Accumulation unit value at end of                       $20.951
period

Number of accumulation units outstanding at               8,346
end of period

Utility II (b)

Accumulation unit value at                              $10.948
beginning of period

Accumulation unit value at end of                       $10.776
period

Number of accumulation units outstanding at               3,557
end of period

----------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUND:
High Yield Portfolio (a)

Accumulation unit value at                              $12.260
beginning of period

Accumulation unit value at end of                       $11.931
period

Number of accumulation units outstanding at              12,930
end of period

----------------------------------------------------------------

Equity Income Portfolio  (a)

Accumulation unit value at                              $15.577
beginning of period

Accumulation unit value at end of                       $16.329
period

Percentage change in accumulation                         4.83%
unit value

----------------------------------------------------------------

JANUS ASPEN SERIES:
Aggressive Growth (b)

Accumulation unit value at                              $26.019
beginning of period

Accumulation unit value at end of                       $25.577
period

Number of accumulation units outstanding at              47,122
end of period

Growth  (b)

Accumulation unit value at                              $16.437
beginning of period

Accumulation unit value at end of                       $16.759
period

Number of accumulation units outstanding at              93,724
end of period

Worldwide Growth  (b)

Accumulation unit value at                              $17.063
beginning of period

Accumulation unit value at end of                       $16.335
period

Number of accumulation units outstanding at              54,552
end of period

----------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Equity Portfolio (b)

Accumulation unit value at                              $11.274
beginning of period

Accumulation unit value at end of                       $11.177
period

Number of accumulation units outstanding at                 968
end of period

Small Cap Portfolio (b)

Accumulation unit value at                               $8.882
beginning of period

Accumulation unit value at end of                       $10.087
period

Number of accumulation units outstanding at               5,996
end of period

----------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Growth & Income Portfolio (a)

Accumulation unit value at                              $14.952
beginning of period

Accumulation unit value at end of                       $15.716
period

Number of accumulation units outstanding at               5,545
end of period

----------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
Growth & Income Portfolio (b)

Accumulation unit value at                              $10.787
beginning of period

Accumulation unit value at end of                       $10.277
period

Number of accumulation units outstanding at                 119
end of period

----------------------------------------------------------------

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (b)

Accumulation unit value at                              $10.181
beginning of period

Accumulation unit value at end of                       $10.513
period

Number of accumulation units outstanding at               5,938
end of period

Partners Portfolio (b)

Accumulation unit value at                               $9.836
beginning of period

Accumulation unit value at end of                        $9.755
period

Number of accumulation units outstanding at               2,049
end of period

----------------------------------------------------------------

RYDEX VARIABLE TRUST
NOVA Portfolio (d)

Accumulation unit value at                              $18.407
beginning of period

Accumulation unit value at end of                       $17.580
period

Number of accumulation units outstanding at                 795
end of period

OTC Portfolio (d)

Accumulation unit value at                              $39.086
beginning of period

Accumulation unit value at end of                       $36.510
period

Number of accumulation units outstanding at               3,153
end of period

----------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
Communications and Information
Portfolio (c)

Accumulation unit value at                              $10.000
beginning of period

Accumulation unit value at end of                        $7.738
period

Number of accumulation units outstanding at               5,515
end of period

Global Technology Portfolio (c)

Accumulation unit value at                              $10.000
beginning of period

Accumulation unit value at end of                        $8.462
period

Number of accumulation units outstanding at               3,095
end of period

----------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II (d)
Accumulation unit value at                              $21.617
beginning of period

Accumulation unit value at end of                       $23.882
period

Number of accumulation units outstanding at              33,925
end of period

----------------------------------------------------------------
STRONG OPPORTUNITY FUND II (b):

Accumulation unit value at                              $12.713
beginning of period

Accumulation unit value at end of                       $13.322
period

Number of accumulation units outstanding at              12,508
end of period

----------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
Worldwide Hard Assets Fund (a)

Accumulation unit value at                               $8.523
beginning of period

Accumulation unit value at end of                        $9.177
period

Number of accumulation units outstanding at                 884
end of period

Worldwide Bond  (a)

Accumulation unit value at                               $9.872
beginning of period

Accumulation unit value at end of                        $9.469
period

Number of accumulation units outstanding at               4,710
end of period

Worldwide Emerging Markets Fund (b)

Accumulation unit value at                              $10.357
beginning of period

Accumulation unit value at end of                        $7.754
period

Number of accumulation units outstanding at               7,256
end of period

Real Estate (b)

Accumulation unit value at                               $8.240
beginning of period

Accumulation unit value at end of                        $9.320
period

Number of accumulation units outstanding at                 703
end of period

----------------------------------------------------------------

(a)  This unit value was $10.000 on the inception date of May 1, 1997.

(b)  This unit value was $10.000 on the inception date of May 1, 1998.

(c)  This unit value was $10.000 on the inception date of May 1, 2000.

(d) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under your contract until the date of this supplement.

6.  The following is added to Appendix B:

Pioneer Variable Contracts Trust

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

Pioneer Fund VCT Portfolio

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Equity-Income VCT Portfolio

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Europe VCT Portfolio

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.




                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED
                                ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT G

                                       AND

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JANUARY 1, 2001, FOR THE INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT ITS ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032 (317) 817-3700.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED JANUARY 1, 2001.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY .................................................................
INDEPENDENT ACCOUNTANTS .................................................
LEGAL OPINIONS ..........................................................
DISTRIBUTION ............................................................
CALCULATION OF PERFORMANCE INFORMATION ..................................
FEDERAL TAX STATUS ......................................................
 General ................................................................
 Diversification ........................................................
 Multiple Contracts .....................................................
 Partial 1035 Exchanges .................................................
 Contracts Owned by Other than Natural Persons ..........................
 Tax Treatment of Assignments ...........................................
 Death Benefits .........................................................
 Income Tax Withholding .................................................
 Tax Treatment of Withdrawals-- Non-Qualified Contracts .................
 Qualified Plans ........................................................
 Tax Treatment of Withdrawals-- Qualified Contracts .....................
 Tax-Sheltered Annuities-- Withdrawal Limitations .......................
 Mandatory Distributions-- Qualified Plans ..............................

ANNUITY PROVISIONS ......................................................
 Variable Annuity Payout ................................................
 Annuity Unit ...........................................................
 Fixed Annuity Payout ...................................................
FINANCIAL STATEMENTS ....................................................

                                     COMPANY

Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") and its ownership is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

                             INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable as of December 31, 1999 and 1998, and for the years ended December 31, 1999, 1998 and 1997 included in the prospectus, have been audited by PricewaterhouseCoopers LLP, 2900 One American Square, Indianapolis, Indiana 46282, independent accountants, as set forth in their report appearing therein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                   DISTRIBUTOR

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

                     CALCULATION OF PERFORMANCE INFORMATION

From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.15% Mortality and Expense Risk Charge, a .15% Administrative Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable
Contract Maintenance Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                  P (1+T) = ERV

   Where:
         P        =        beginning purchase payment of $1,000
         T        =        average annual total return
         n        =        number of years in period
         ERV      =        ending redeemable value of a hypothetical $1,000
                           purchase payment made at the beginning of the one-, five-or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge. The deduction of any Contract Maintenance Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

PERFORMANCE INFORMATION

The Contracts are relatively new. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company has developed performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value.

The following charts reflect performance information for the investment portfolios of the Separate Account for the periods shown. Chart 1 reflects performance information commencing from the date the Separate Account first invested in the portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying portfolio (which date may precede the inception date that the Separate Account first invested in the underlying portfolio). For Chart 1, Column A is standardized average annual total return which reflects the deduction of the insurance charges, contract maintenance charge and the fees and expenses of the portfolios; Column B reflects the deduction of the insurance charges and the fees and expenses of the portfolios. For Chart 2, the performance reflects the deduction of the insurance charges, contract maintenance charges and the fees and expenses of the portfolio.

CHART 1: TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:

                                                    SEPARATE
                                                    ACCOUNT         COLUMN A                         COLUMN B
                                                   INCEPTION                       10 YRS/                            10 YRS/
                                                    DATE IN                         SINCE                              SINCE
                                                    PORTFOLIO  1 YR  3 YRS   5 YRS INCEPTION   1 YR    3 YRS   5 YRS  INCEPTION
                                                  ----------  ----  -----   ----- ---------   ----    -----   ----- ---------
CONSECO SERIES TRUST
Balanced Portfolio ...............................  5/1/97   45.64     18.45    N/A     23.52  45.73    18.50   N/A    23.58
Equity Portfolio .................................  5/1/97   66.32     26.31    N/A     34.54  66.42    26.37   N/A    34.62
Fixed Income Portfolio ...........................  5/1/97    5.73      3.44    N/A      4.54   5.81     3.49   N/A     4.58
Government Securities Portfolio ..................  5/1/97    4.83      3.24    N/A      4.01   4.91     3.29   N/A     4.06
Conseco 20 Focus Portfolio .......................  5/1/00    N/A      N/A      N/A     33.60   N/A      N/A    N/A    33.63
High Yield Portfolio .............................  5/1/00    N/A      N/A      N/A      1.03   N/A      N/A    N/A     1.07

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ..................  5/1/97   19.89     22.44    N/A     27.45  19.97    22.48   N/A    27.51
Alger American Leveraged AllCap Portfolio ........  5/1/97   33.13     34.84    N/A     39.36  33.21    34.89   N/A    39.44
Alger American MidCap Growth Portfolio ...........  5/1/97   50.67     23.01    N/A     29.33  50.75    23.06   N/A    29.40
Alger American Small Capitalization Portfolio ....  5/1/97   17.36     10.65    N/A     19.31  17.44    10.69   N/A    19.37

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth ...............................  5/1/98    7.96     N/A      N/A      7.83   8.03    N/A     N/A     7.88
VP International .................................  5/1/98   27.83     N/A      N/A     13.75  27.92    N/A     N/A    13.82
VP Value .........................................  5/1/98    1.55     N/A      N/A     (2.41)  1.62    N/A     N/A    (2.37)

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-- Growth Fund .........................  5/1/98    58.40    N/A      N/A     21.38  58.49    N/A     N/A    21.46
Berger IPT-- Growth and Income Fund ..............  5/1/98    51.83    N/A      N/A     30.79  51.92    N/A     N/A    30.89
Berger IPT--New Generation Fund ............ . . .  5/1/00     N/A     N/A      N/A      3.99  N/A      N/A     N/A     4.03
Berger IPT-- Small Company Growth Fund ...........  5/1/98   78.28     N/A      N/A     30.99  78.38    N/A     N/A    31.09
Berger/BIAM IPT-- International Fund .............  5/1/98   8.40      N/A      N/A      6.37   8.48    N/A     N/A     6.43

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ................................  5/1/98   20.51     N/A      N/A     16.05  20.58    N/A     N/A    16.12

DREYFUS STOCK INDEX FUND .........................  5/1/98   11.49     N/A      N/A     10.43  11.56    N/A     N/A    10.49





DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ..........  5/1/98   14.41     N/A      N/A      9.87  14.48    N/A     N/A     9.92
Dreyfus VIF International Value Portfolio ........  5/1/98   ( .93)    N/A      N/A      3.24  ( .85)   N/A     N/A     3.28

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...............  5/1/98   (1.45)    N/A      N/A     (1.73) (1.38)   N/A     N/A    (1.69)
Federated Utility Fund II ........................  5/1/98    1.36     N/A      N/A      3.09   1.43    N/A     N/A      3.14
Federated International Equity Fund II ...........  5/1/97   34.06     22.77    N/A     24.11  34.15   22.81    N/A     24.17

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- High Yield Fund ....................  5/1/97     .43      2.23    N/A      5.26    .50     2.28   N/A      5.30
INVESCO VIF-- Equity Income Fund .................  5/1/97   12.77     11.23    N/A     15.38  12.84    11.27   N/A     15.43





JANUS ASPEN SERIES
Aggressive Growth Portfolio ......................  5/1/98   56.04     N/A      N/A     47.37    56.13    N/A      N/A     47.50
Growth Portfolio .................................  5/1/98   25.48     N/A      N/A     23.74    25.56    N/A      N/A     23.82
Worldwide Growth Portfolio .......................  5/1/98   35.64  N/A         N/A     22.44    35.73    N/A      N/A     22.52


                                                    SEPARATE
                                                    ACCOUNT         COLUMN A                         COLUMN B
                                                   INCEPTION                       10 YRS/                            10 YRS/
                                                    DATE IN                         SINCE                              SINCE
                                                    PORTFOLIO  1 YR  3 YRS   5 YRS INCEPTION   1 YR    3 YRS   5 YRS  INCEPTION
                                                   ----------  ----  -----   ----- ---------   ----    -----   ----- ---------

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ............... 5/1/98      5.77    N/A      N/A      4.66  5.84    N/A     N/A     4.71
Lazard Retirement Small Cap Portfolio ............ 5/1/98     14.59    N/A      N/A       .31 14.67    N/A     N/A      .36

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ........................ 5/1/98     15.62    10.35    N/A     14.10 15.69    10.40   N/A    14.15

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ...................... 5/1/97      6.94    M/A      N/A      1.09 7.01     N/A     N/A     1.14

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio .................. 5/1/98      3.24    N/A      N/A      2.04 3.32     N/A     N/A     2.09
Partners Portfolio ............................... 5/1/98      7.49    N/A      N/A     (1.06)7.55     N/A     N/A    (1.02)

RYDEX VARIABLE TRUST
OTC Fund .........................................  5/1/00    N/A      N/A      N/A     (6.68) N/A     N/A     N/A    (6.59)
NOVA Fund ........................................  5/1/00    N/A      N/A      N/A     (4.56) N/A     N/A     N/A    (4.49)

SELIGMAN PORTFOLIOS, INC.





Seligman Communications and Information
  Portfolio ......................................  5/1/00    N/A      N/A      N/A     (22.65)N/A     N/A     N/A   (22.62)
Seligman Global Technology Portfolios ............  5/1/00    N/A      N/A      N/A     (15.41)N/A     N/A     N/A   (15.38)

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ..............................  5/1/98  23.09      N/A      N/A     12.54  23.16   N/A     N/A    12.60

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II .....................  5/1/98  58.93      N/A      N/A     43.25  59.02   N/A     N/A    43.37

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ..............................  5/1/98  (6.48)     N/A      N/A     (2.27)(6.41)   N/A     N/A    (2.23)
Worldwide Emerging Markets Fund ..................  5/1/97  16.99  (10.78)      N/A     (7.22) 17.06  (10.72)  N/A    (7.18)
Worldwide Hard Assets Fund .......................  5/1/97  10.47      ( 9.12)  N/A     (2.52) 10.55  ( 9.07)  N/A    (2.48)
Worldwide Real Estate Trust ......................  5/1/98   8.39      N/A      N/A     (2.92)  8.46    N/A    N/A    (2.87)



CHART 2: TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:


                                                 PORTFOLIO                                             10 YRS/
                                                 INCEPTION                                               SINCE
                                                   DATE                     1 YR     3 YRS    5 YRS    INCEPTION
                                                ----------                  -----    -----    -----    ---------

CONSECO SERIES TRUST
Balanced Portfolio .............................  07/25/94                45.73     18.50     13.07       15.62
Equity Portfolio ...............................  07/25/94                66.42     26.37     25.18       26.83
Fixed Income Portfolio .........................  07/25/94                 5.81      3.49      4.73        5.01
Government Securities Portfolio ................  07/25/94                 4.91      3.29      4.06        6.34
Money Market Portfolio .........................  07/25/94                 4.56      3.97      2.35        1.68
Conseco 20 Focus Portfolio .....................  05/01/00                  N/A      N/A       N/A        33.63
High Yield Portfolio ...........................  05/01/00                  N/A      N/A       N/A         1.07

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ................   1/09/89                19.97     22.48     20.22       22.17
Alger American Leveraged AllCap Portfolio ......  01/25/95                33.21     34.89     27.45       36.80
Alger American MidCap Growth Portfolio .........  05/03/93                50.75     23.06     18.94       23.54
Alger American Small Capitalization Portfolio ..  09/20/88                17.44     10.69      8.63       16.72

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .............................  02/06/98                 8.03      N/A       N/A        11.43
VP International ...............................  05/02/94                27.92     16.66     17.67       16.71
VP Value .......................................  05/01/96                 1.62      1.19      N/A        14.49





                                                 PORTFOLIO                                               10 YRS/
                                                 INCEPTION                                                SINCE
                                                   DATE                     1 YR     3 YRS    5 YRS    INCEPTION
                                                ----------                  -----    -----    -----    ---------

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund ......................  05/01/96                 58.49     21.60     N/A         19.57
Berger IPT - Growth and Income Fund ...........  05/01/96                 51.92     27.70     N/A         27.15
Berger IPT - Small Company Growth Fund ........  05/01/96                 78.38     28.69     N/A         24.17
Berger IPT - New Generation Fund   ............  05/01/00                  N/A      N/A       N/A          4.03
Berger/BIAM  IPT  --  International  Fund ...... 04/30/97                  8.48      7.69     N/A          7.51

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ..............................  10/07/93                20.58     18.03     21.06       21.81

DREYFUS STOCK INDEX FUND .......................  10/02/89                11.56     14.66     19.71       19.79


DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ........  04/30/96                14.48     11.68      N/A        18.03
Dreyfus VIF International Value Portfolio ......  05/01/96                -0.85      3.26      N/A         5.93

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .............  03/01/94                -1.38      0.39      5.45        6.91
Federated Utility Fund II ......................  02/10/94                 1.43      7.82     10.21       10.58
Federated International Equity Fund II .........  05/08/95                34.15     22.81     17.94       16.74

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- High Yield Fund ..................  05/27/94                 0.50      2.28      4.76        7.11
INVESCO VIF-- Equity Income Fund ...............  08/10/94                12.84     11.27     15.06       15.30

JANUS ASPEN SERIES
Aggressive Growth Portfolio ....................  09/13/93                56.13     43.39     29.49       30.83
Growth Portfolio ...............................  09/13/93                25.56     27.68     30.17       27.66
Worldwide Growth Portfolio .....................  09/13/93                35.73     23.95     26.31       26.49

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio .............  03/19/98                 5.84     N/A       N/A          5.85
Lazard Retirement Small Cap Portfolio ..........  11/04/97                14.67     N/A       N/A          3.60

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ......................  12/11/89                15.69     10.40     15.47       16.27

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ....................  02/06/98                 7.01      N/A       N/A         5.29





NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................  06/09/86                 3.32      2.51      3.61        6.90
Partners Portfolio .............................  03/22/94                 7.55     -0.83     10.94       13.80



PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio .....................  05/01/00                 N/A       N/A         N/A      -1.05
Pioneer Equity-Income VCT Portfolio ............  09/14/99                -3.50      N/A         N/A      -6.72
Pioneer Europe VCT Portfolio ...................  01/02/01                 N/A       N/A         N/A        N/A

RYDEX VARIABLE TRUST
OTC Fund .......................................  05/07/97                43.78     45.28        N/A      45.59
Nova Fund ......................................  05/07/97                10.11     13.24        N/A      17.44

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio ....................................  04/28/00      N/A       N/A       N/A      -22.62
Seligman Global Technology Portfolio ...........  04/28/00      N/A       N/A       N/A      -15.38



                                                                               5

                                                 PORTFOLIO                                            10 YRS/
                                                 INCEPTION                                             SINCE
                                                   DATE                   1 YR     3 YRS    5 YRS    INCEPTION
                                                ----------                -----    -----    -----    ---------

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ............................  05/08/92                23.16     15.52     22.07       23.46

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ...................  12/31/96                59.02     36.82      N/A        38.50

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ............................  09/01/89                -6.41     -0.54      0.36        6.21
Worldwide Emerging Markets Fund ................  12/27/95                17.06    -10.72      N/A         0.83
Worldwide Hard Assets Fund .....................  09/01/89                10.55     -9.07     -2.39        5.24
Worldwide Real Estate Trust ....................  02/06/98                 8.46     N/A       N/A         -2.04



HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS


NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the

Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulation issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to assign or pledge your Contracts.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 403(b) or 408 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under certain types of Qualified plans. Generally, participants in a Qualified plan are not taxed on increases to the value of the contributions to the plan until distribution occurs, regardless of whether the plan assets are held under an annuity contract. Taxation of participants in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contract issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining whether contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. The following are general descriptions of the types of Qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting Contract provisions that may otherwise be available as described in the Prospectus. Generally, Contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA ("conversion deposits"), unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of (i) the individual's cost basis to (ii) the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a Qualified Domestic Relations Order; (g) made on account of an IRS levy upon the qualified contract, (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only on or after when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) pursuant to a qualified domestic relations order, if otherwise permissible.

However,  withdrawals  for hardship are restricted to the portion of the Owner's
Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as if December 31, 1988. The limitations on withdrawals do not affect transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Accounts of the Separate Account. Annuity payments also depend upon the age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The annuity table used will depend upon the Annuity Option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the annuity date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account.

2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each variable annuity payment is the sum of all Sub-Account variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, the Company assesses the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent valuation period is determined as follows:

1. The Net Investment Factor for the current valuation period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date. The Owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity payment is determined in accordance with annuity tables contained in your Contract.

                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



                       CONSECO VARIABLE ANNUITY ACCOUNT G
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                                   Unaudited
--------------------------------------------------------------------------------
ASSETS:

    Investments in portfolio shares, at net asset value (Note 2):

                                             Shares       Cost          Value
                                            --------   ----------   -----------
      The Alger American Fund:
        Growth Portfolio                    15,029.2   $  856,852   $   832,765
        Leveraged AllCap Portfolio          14,305.5      789,060       710,986
        MidCap Growth Portfolio             13,356.2      437,525       455,448
        Small Capitalization Portfolio       4,987.0      198,574       146,069

      American Century Variable
      Portfolios, Inc:
        Income & Growth Fund                61,225.2      478,412       468,373
        International Fund                  85,609.2      926,520       924,579
        Value Fund                          21,807.8      123,271       128,666

      Berger Institutional
      Products Trust:
        Growth Fund                          2,383.6       46,453        51,771
        Growth and Income Fund              30,721.3      850,410       895,527
        International Fund                       0.8           11            11
        New Generation Fund                  1,506.4       14,988        15,757
        Small Company Growth Fund           17,188.7      454,695       470,284

      Conseco Series Trust:
        Balanced Portfolio                  29,810.9      471,871       522,790
        Conseco 20 Focus Portfolio           1,821.8       22,563        24,479
        Equity Portfolio                    15,024.7      374,710       445,966
        Fixed Income Portfolio              19,137.7      179,797       181,869
        Government Securities Portfolio     14,330.9      158,819       160,568
        High Yield Portfolio                 3,203.6       32,260        32,193
        Money Market Portfolio           3,763,321.3    3,763,321     3,763,321

      The Dreyfus Socially Responsible
        Growth Fund, Inc.                    5,131.4      195,207       204,177
      Dreyfus Stock Index Fund              27,617.8    1,058,166     1,037,049

      Dreyfus Variable Investment Fund:
        Disciplined Stock Portfolio         20,681.7      567,512       563,368
        International Value Portfolio          401.5        5,933         5,649

      Federated Insurance Series:
        High Income Bond Fund II             8,027.2       78,248        73,048
        International Equity Fund II         8,547.7      174,971       175,228
        Utility Fund  II                     2,825.3       39,947        38,368

      Invesco Variable Investment
      Funds, Inc:
        Equity Income Fund                     740.9      153,310        16,477
        High Yield Fund                     13,655.0       15,870       154,438

      Janus Aspen Series:
        Aggressive Growth Portfolio         22,829.1    1,351,237     1,206,519
        Growth Portfolio                    49,240.7    1,597,501     1,572,254
        Worldwide Growth Portfolio          21,018.4      899,586       892,440

      Lazard Retirement Series, Inc:
        Equity Portfolio                       938.7       10,658        10,832
        Small Cap Portfolio                  5,375.2       60,740        60,525

      Lord Abbett Series Fund, Inc:
        Growth and Income Portfolio          3,708.6       79,432        87,227

      Mitchell Hutchins Series Trust:
        Growth and Income Portfolio             83.8        1,301         1,227

      Neuberger Berman Advisers
      Management Trust:
        Limited Maturity Bond Portfolio      4,851.6       62,915        62,489
        Partners Portfolio                   1,248.1       19,715        20,069

      Rydex Variable Trust:
        Nova Portfolio                         870.7       15,641        13,992
        OTC Portfolio                        3,279.5      124,045       115,241

      Seligman Portfolios, Inc.:
        Communications and Information
          Portfolio                          1,804.7       45,041        42,718
        Global Technology Portfolio          1,000.9       27,722        26,213

      Strong Variable Insurance
      Funds, Inc:
        Mid Cap Growth Fund II              23,938.8      783,446       811,047
      Strong Opportunity Fund II, Inc.       6,065.3      167,390       166,796

      Van Eck Worldwide Insurance Trust:
        Worldwide Bond Fund                  4,528.1       45,378        44,647
        Worldwide Emerging Markets Fund      5,241.6       56,714        56,504
        Worldwide Hard Assets Fund             689.4        7,576         8,121
        Worldwide Real Estate Fund             642.0        6,023         6,561
===============================================================================
          TOTAL ASSETS                                               17,704,646

LIABILITIES:
      Amounts due to Conseco Variable Insurance Company                  18,580
-------------------------------------------------------------------------------

          NET ASSETS (NOTE 6)                                     $  17,686,066
===============================================================================
   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT G
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                                   Unaudited
--------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO:
      Contract owners' deferred
      annuity reserves:                     Units    Unit Value  Reported Value
                                          --------   ----------  --------------

      The Alger American Fund:
        Growth Portfolio                  36,264.8   $22.942640    $  832,009
        Leveraged AllCap Portfolio        22,806.6    31.141148       710,224
        MidCap Growth Portfolio           18,861.8    24.121743       454,979
        Small Capitalization Portfolio     7,969.5    18.309593       145,918

      American Century Variable
      Portfolios, Inc:
        Income & Growth Fund              38,949.9    12.012397       467,882
        International Fund                67,608.1    13.672175       924,350
        Value Fund                        13,618.5     9.437991       128,531

      Berger Institutional Products Trust:
        Growth Fund                        3,232.8    15.997670        51,717
        Growth and Income Fund            46,683.5    19.163308       894,610
        International Fund                     0.0    11.624464             0
        New Generation Fund                1,513.1    10.402829        15,741
        Small Company Growth Fund         24,424.2    19.235347       469,808

      Conseco Series Trust:
        Balanced Portfolio                25,333.4    20.614965       522,247
        Conseco 20 Focus Portfolio         1,830.2    13.363378        24,458
        Equity Portfolio                  16,136.3    27.608461       445,498
        Fixed Income Portfolio            15,588.7    11.654427       181,677
        Government Securities Portfolio   14,001.6    11.455966       160,402
        High Yield Portfolio               3,183.8    10.106632        32,177
        Money Market Portfolio           329,057.6    11.423043     3,758,840

      The Dreyfus Socially Responsible
        Growth Fund, Inc.                 14,215.0    14.348712       203,967
      Dreyfus Stock Index Fund            81,410.1    12.726345     1,036,053

      Dreyfus Variable Investment Fund:
        Disciplined Stock Portfolio       44,788.2    12.569095       562,947
        International Value Portfolio        521.9    10.812272         5,643

      Federated Insurance Series:
        High Income Bond Fund II           7,603.3     9.596801        72,967
        International Equity Fund II       8,346.5    20.950739       174,865
        Utility Fund II                    3,556.7    10.776217        38,328

      Invesco Variable Investment
      Funds, Inc,:
        Equity Income Fund                 1,008.0    16.329359        16,460
        High Yield Fund                   12,930.0    11.930539       154,262

      Janus Aspen Series:
        Aggressive Growth Portfolio       47,122.1    25.577220     1,205,252
        Growth Portfolio                  93,724.0    16.759236     1,570,743
        Worldwide Growth Portfolio        54,551.5    16.334898       891,093

      Lazard Retirement Series, Inc:
        Equity Portfolio                     968.2    11.176821        10,821
        Small Cap Portfolio                5,996.2    10.087385        60,486

      Lord Abbett Series Fund, Inc:
        Growth and Income Portfolio        5,544.6    15.715761        87,138

      Mitchell Hutchins Series Trust:
        Growth and Income Portfolio          119.3    10.276733         1,226

      Neuberger Berman Advisers
      Management Trust:
        Limited Maturity Bond Portfolio    5,937.8    10.512985        62,424
        Partners Portfolio                 2,049.1     9.754856        19,989

      Rydex Variable Trust:
        Nova Portfolio                       795.0    17.580377        13,976
        OTC Portfolio                      3,153.3    36.510315       115,128

      Seligman Portfolios, Inc.:
        Communications and Information
          Portfolio                        5,515.1     7.738439        42,678
        Global Technology Portfolio        3,095.0     8.462204        26,191

      Strong Variable Insurance
      Funds, Inc:
        Mid Cap Growth Fund II            33,925.5    23.881935       810,207
      Strong Opportunity Fund II, Inc.    12,507.6    13.321697       166,622

      Van Eck Worldwide Insurance Trust:
        Worldwide Bond Fund                4,710.1     9.469211        44,601
        Worldwide Emerging Markets Fund    7,256.3     7.753837        56,264
        Worldwide Hard Assets Fund           884.1     9.176761         8,113
        Worldwide Real Estate Fund           703.3     9.319505         6,554
================================================================================
            NET ASSETS ..........................................$ 17,686,066
================================================================================
   The accompanying notes are an integral part of these financial statements.




                                                                                         THE ALGER AMERICAN FUNDS
                                                                            ------------------------------------------------
                CONSECO VARIABLE ANNUITY ACCOUNT G
                      STATEMENT OF OPERATIONS
           FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000                                  Leveraged                Small
                             Unaudited                                         Growth     All Cap     Midcap  Capitalization
============================================================================================================================
Investment income:
    Dividends from investments in portfolio shares                            $177,805    $71,241    $46,013      $53,868
                                                                            ------------------------------------------------
Expenses:
    Mortality and expense risk fees                                              9,252      5,831      3,059          996
    Administrative fees                                                          1,207        761        399          130
----------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                            10,459      6,592      3,458        1,126
----------------------------------------------------------------------------------------------------------------------------
         Net investment income                                                 167,346     64,649     42,555       52,742
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) and unrealized appreciation (depreciation)
  on investments:
    Net realized gains (losses) on sales of investments in portfolio shares   (227,673)   100,487     29,105       (1,224)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares                                       (46,111)  (219,637)    (7,219)     (63,078)
----------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares                   (273,784)  (119,150)    21,886      (64,302)
----------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations             $(106,438)  $(54,501)   $64,441     $(11,560)
============================================================================================================================







       AMERICAN CENTURY                                                                     CONSECO SERIES TRUST
     VARIABLE PORTFOLIOS               BERGER INSTITUTIONAL PRODUCTS TRUST                        PORTFOLIOS
------------------------------  ---------------------------------------------------------- ----------------------
 Income
  and                                     Growth and                     New        Small                Conseco
 Growth  International  Value    Growth     Income    International   Generation   Company   Balanced    20 Focus
========================================================================================== ======================


  $3,233    $50,065     $4,609       $0          $0         $0            $0         $0      $9,209         $0
-----------------------------------------------------------------------------------------------------------------

   4,931      5,807        931      455       7,728        112            26      1,485       3,875         44
     643        757        121       59       1,008         15             3        194         505          6
-----------------------------------------------------------------------------------------------------------------
   5,574      6,564      1,052      514       8,736        127            29      1,679       4,380         50
-----------------------------------------------------------------------------------------------------------------
  (2,341)    43,501      3,557     (514)     (8,736)      (127)          (29)    (1,679)      4,829        (50)
=================================================================================================================



 (42,003)   823,647     (6,919)   1,733     161,194       (634)            1      7,294      27,831         35

 (30,511)    (2,419)     9,697    2,470    (122,963)      (484)          768      6,052      41,482      1,915
-----------------------------------------------------------------------------------------------------------------
 (72,514)   821,228      2,778    4,203      38,231     (1,118)          769     13,346      69,313      1,950
-----------------------------------------------------------------------------------------------------------------
$(74,855)  $864,729     $6,335   $3,689     $29,495    $(1,245)         $740    $11,667     $74,142     $1,900
=================================================================================================================






            CONSECO SERIES TRUST PORTFOLIOS                                                 DREYFUS VARIABLE
                      (CONTINUED)                                                           INVESTMENT FUNDS
 -------------------------------------------------------                             --------------------------
                                                             DREYFUS
                                                             SOCIALLY      DREYFUS
               Fixed    Government    High       Money      RESPONSIBLE     STOCK    Disciplined  International
  Equity       Income   Securities    Yield      Market       GROWTH        INDEX       Stock        Value
================================================================================================================


      $101     $7,510     $6,606      $178      $197,994          $24      $12,689        $157        $636
----------------------------------------------------------------------------------------------------------------

     2,523      1,226      1,238        23        39,271        1,582       11,124       5,456         128
       329        160        161         3         5,123          206        1,451         712          17
----------------------------------------------------------------------------------------------------------------
     2,852      1,386      1,399        26        44,394        1,788       12,575       6,168         145
----------------------------------------------------------------------------------------------------------------
    (2,751)     6,124      5,207       152       153,600       (1,764)         114      (6,011)        491
----------------------------------------------------------------------------------------------------------------



    14,128     (2,004)    (1,254)        4             0        9,625       (3,229)      3,483      (1,855)

    72,940      4,677      4,708       (67)            0       (3,892)     (39,328)     (8,669)       (819)
----------------------------------------------------------------------------------------------------------------
    87,068      2,673      3,454       (63)            0        5,733      (42,557)     (5,186)     (2,674)
----------------------------------------------------------------------------------------------------------------
   $84,317    $ 8,797     $8,661       $89      $153,600       $3,969     $(42,443)   $(11,197)    $(2,183)
================================================================================================================


                                                INVESCO VARIABLE
         FEDERATED INSURANCE SERIES              INSURANCE FUNDS
   --------------------------------------    -----------------------


   High Income  International                 Equity
     Bond II      Equity II    Utility II     Income    High Yield
====================================================================

      $14,786     $2,784        $1,617           $0          $0
--------------------------------------------------------------------

        1,163      2,127           302          142       1,760
          152        277            39           19         230
--------------------------------------------------------------------
        1,315      2,404           341          161       1,990
--------------------------------------------------------------------
       13,471        380         1,276         (161)     (1,990)
--------------------------------------------------------------------



      (12,817)   125,070          (688)         893     (10,647)

       (4,876)    (2,455)       (1,325)         272       7,162
--------------------------------------------------------------------
      (17,693)   122,615        (2,013)       1,165      (3,485)
--------------------------------------------------------------------
      $(4,222)  $122,995         $(737)      $1,004     $(5,475)
====================================================================






                                                                                                 NEUBERGER BERMAN
                                               LAZARD RETIREMENT                                ADVISERS MANAGEMENT
   JANUS ASPEN SERIES PORTFOLIOS               SERIES PORTFOLIOS      LORD       MITCHELL        TRUST PORTFOLIOS
---------------------------------------      ---------------------    ABBETT     HUTCHINS    -------------------------
                                                                      SERIES     SERIES
                                                                      TRUST      TRUST
  Aggressive                  Worldwide                               GROWTH     GROWTH         Limited
    Growth         Growth      Growth         Equity     Small Cap  AND INCOME  AND INCOME   Maturity Bond   Partners
=======================================================================================================================


    $128,110      $124,745     $95,584           $2          $1         $0         $83           $3,485      $3,305
-----------------------------------------------------------------------------------------------------------------------

       7,845        13,188      11,512          100          63        641           8              473         478
       1,023         1,720       1,502           13           8         84           1               62          62
-----------------------------------------------------------------------------------------------------------------------
       8,868        14,908      13,014          113          71        725           9              535         540
-----------------------------------------------------------------------------------------------------------------------
     119,242       109,837      82,570         (111)        (70)      (725)         74            2,950       2,765
-----------------------------------------------------------------------------------------------------------------------



     128,293      (136,396)    293,198         (105)        782      1,596           0             (320)       (731)

    (285,562)      (75,127)   (216,187)         761        (103)     4,264        (135)            (701)        147
-----------------------------------------------------------------------------------------------------------------------
    (157,269)     (211,523)     77,011          656         679      5,860        (135)          (1,021)       (584)
-----------------------------------------------------------------------------------------------------------------------
    $(38,027)    $(101,686)   $159,581         $545        $609     $5,135        $(61)          $1,929      $2,181
=======================================================================================================================







                                                          STRONG
                                                         VARIABLE
                                                         INSURANCE
     RYDEX VARIABLE TRUST     SELIGMAN PORTFOLIOS          FUNDS
    -----------------------  ---------------------   ----------------

                           Communications
                                and          Global        Mid Cap
       Nova        OTC       Information   Technology    Growth II
=====================================================================

          $905      $4,263           $0        $0             $0
---------------------------------------------------------------------

            25         286           96        43          4,146
             3          37           12         6            541
---------------------------------------------------------------------
            28         323          108        49          4,687
---------------------------------------------------------------------
           877       3,940         (108)      (49)        (4,687)
---------------------------------------------------------------------



             0         218         (789)     (462)        59,807

        (1,649)     (8,804)      (2,323)   (1,508)       (27,816)
---------------------------------------------------------------------
        (1,649)     (8,586)      (3,112)   (1,970)        31,991
---------------------------------------------------------------------
         $(772)    $(4,646)     $(3,220)  $(2,019)       $27,304
=====================================================================






             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
            ------------------------------------------

  STRONG                                                Combined
OPPORTUNITY            Emerging     Hard      Real       Total
  FUND II      Bond     Markets    Assets    Estate
===================================================================

         $0     $1,067        $0       $246      $101   $1,023,022
-------------------------------------------------------------------

      1,325        374     1,637         90        50      154,977
        173         49       213         12         7       20,215
-------------------------------------------------------------------
      1,498        423     1,850        102        57      175,192
-------------------------------------------------------------------
     (1,498)       644    (1,850)       144        44      847,830
-------------------------------------------------------------------



     19,659     (2,694)  104,011     (1,000)      (14)   1,458,636

    (13,123)       973   (21,595)       454       779   (1,048,965)
-------------------------------------------------------------------
      6,536     (1,721)   82,416       (546)      765      409,671
-------------------------------------------------------------------
     $5,038    $(1,077)  $80,566      $(402)     $809   $1,257,501
===================================================================

                                                                                         THE ALGER AMERICAN FUNDS
                                                                            ------------------------------------------------
                STATEMENT OF CHANGES IN NET ASSETS                                       Leveraged                Small
                            Unaudited                                          Growth     All Cap     Midcap  Capitalization
============================================================================================================================
Changes from operations:
    Net investment income                                                     $167,346    $64,649    $42,555      $52,742
    Net realized gains (losses) on sales of investments
      in portfolio shares                                                     (227,673)   100,487     29,105       (1,224)
    Net change in unrealized appreciation (depreciation) of investment
      in portfolio sharesc                                                     (46,111)  (219,637)    (7,219)     (63,078)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations                   (106,438)   (54,501)    64,441      (11,560)
----------------------------------------------------------------------------------------------------------------------------

Changes from contract owners' transactions:
    Net contract purchase payments                                             246,370    435,629    168,798      110,454
    Contract redemptions                                                    (1,193,732)  (209,850)   (28,713)      (4,323)
    Net transfers (to) from fixed account                                    1,506,160    (35,444)    64,196        1,980
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions                                                   558,798    190,335    204,281      108,111
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets                                 452,360    135,834    268,722       96,551
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period                                                379,650    574,388    186,258       49,367
----------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period                                            $832,010   $710,222   $454,980     $145,918
============================================================================================================================






      AMERICAN CENTURY                                                                         CONSECO SERIES TRUST
     VARIABLE PORTFOLIOS               BERGER INSTITUTIONAL PRODUCTS TRUST                          PORTFOLIOS
------------------------------   ---------------------------------------------------------  -------------------------
  Income
    and                                    Growth and                     New       Small                Conseco
  Growth  International  Value    Growth     Income   International   Generation   Company   Balanced    20 Focus
==========================================================================================  =========================


 $(2,341)   $43,501     $3,557    $(514)    $(8,736)     $(127)          $(29)   $(1,679)     $4,829       $(50)

 (42,003)   823,647     (6,919)   1,733     161,194       (634)             1      7,294      27,831         35

 (30,511)    (2,419)     9,697    2,470    (122,963)      (484)           768      6,052      41,482      1,915
-------------------------------------------------------------------------------------------------------------------
 (74,855)   864,729      6,335    3,689      29,495     (1,245)           740     11,667      74,142      1,900
-------------------------------------------------------------------------------------------------------------------


  62,323    169,744     24,199    4,886     396,261          0         15,001    409,923     182,382     17,311
 (84,826)    (1,200)    (4,092)  (2,100)   (381,310)    (2,667)             0    (14,814)    (40,960)      (450)
  27,705   (659,653)    13,098    1,866      67,270      1,142              0     23,941      (2,494)     5,697
-------------------------------------------------------------------------------------------------------------------

   5,202   (491,109)    33,205    4,652      82,221     (1,525)        15,001    419,050     138,928     22,558
-------------------------------------------------------------------------------------------------------------------
 (69,653)   373,620     39,540    8,341     111,716     (2,770)        15,741    430,717     213,070     24,458
-------------------------------------------------------------------------------------------------------------------
 537,534    550,730     88,992   43,377     782,895      2,770              0     39,090     309,178          0
-------------------------------------------------------------------------------------------------------------------
$467,881   $924,350   $128,532  $51,718    $894,611         $0        $15,741   $469,807    $522,248    $24,458
===================================================================================================================






            CONSECO SERIES TRUST PORTFOLIOS                                            DREYFUS VARIABLE
                      (CONTINUED)                                                      INVESTMENT FUNDS
 -------------------------------------------------------                           -----------------------
                                                             DREYFUS
                                                             SOCIALLY      DREYFUS
               Fixed    Government    High       Money      RESPONSIBLE     STOCK    Disciplined  International
  Equity       Income   Securities    Yield      Market       GROWTH        INDEX       Stock        Value
==========================================================================================================


   $(2,751)    $6,124     $5,207      $152      $153,600      $(1,764)        $114     $(6,011)       $491

    14,128     (2,004)    (1,254)        4             0        9,625       (3,229)      3,483      (1,855)

    72,940      4,677      4,708       (67)            0       (3,892)     (39,328)     (8,669)       (819)
----------------------------------------------------------------------------------------------------------
    84,317      8,797      8,661        89       153,600        3,969      (42,443)    (11,197)     (2,183)
----------------------------------------------------------------------------------------------------------


   225,844     59,545     30,726         8     2,417,893       64,036      223,444      45,050           0
   (20,073)    (5,605)    (3,257)        0    (1,375,870)      (9,123)  (1,279,156) (1,021,686)     (1,350)
    61,096     30,069      8,659    32,081    (5,432,886)      29,376    1,629,750   1,491,800     (17,305)
----------------------------------------------------------------------------------------------------------

   266,867     84,009     36,128    32,089    (4,390,863)      84,289      574,038     515,164     (18,655)
----------------------------------------------------------------------------------------------------------
   351,184     92,806     44,789    32,178    (4,237,263)      88,258      531,595     503,967     (20,838)
----------------------------------------------------------------------------------------------------------
    94,314     88,871    115,614         0     7,996,100      115,709      504,459      58,980      26,481
----------------------------------------------------------------------------------------------------------
  $445,498   $181,677   $160,403   $32,178    $3,758,837     $203,967   $1,036,054    $562,947      $5,643
==========================================================================================================






                                                INVESCO VARIABLE
         FEDERATED INSURANCE SERIES              INSURANCE FUNDS
   --------------------------------------    -----------------------


   High Income  International                 Equity
     Bond II      Equity II    Utility II     Income    High Yield
====================================================================


      $13,471       $380        $1,276        $(161)    $(1,990)

      (12,817)   125,070          (688)         893     (10,647)

       (4,876)    (2,455)       (1,325)         272       7,162
--------------------------------------------------------------------
       (4,222)   122,995          (737)       1,004      (5,475)
--------------------------------------------------------------------


        7,282    153,595         3,081        2,717      27,851
      (89,996)      (904)       (1,390)        (469)    (89,416)
       (1,704)  (110,429)        8,616         (282)     19,130
--------------------------------------------------------------------

      (84,418)    42,262        10,307        1,966     (42,435)
--------------------------------------------------------------------
      (88,640)   165,257         9,570        2,970     (47,910)
--------------------------------------------------------------------
      161,607      9,609        28,758       13,490     202,172
--------------------------------------------------------------------
      $72,967   $174,866       $38,328      $16,460    $154,262
====================================================================






                                                                                                 NEUBERGER BERMAN
                                               LAZARD RETIREMENT                                ADVISERS MANAGEMENT
   JANUS ASPEN SERIES PORTFOLIOS               SERIES PORTFOLIOS      LORD       MITCHELL        TRUST PORTFOLIOS
---------------------------------------      ---------------------    ABBETT     HUTCHINS    -------------------------
                                                                      SERIES     SERIES
                                                                      TRUST      TRUST
  Aggressive                  Worldwide                               GROWTH     GROWTH         Limited
    Growth         Growth      Growth         Equity     Small Cap  AND INCOME  AND INCOME   Maturity Bond   Partners
=======================================================================================================================


    $119,242      $109,837     $82,570        $(111)       $(70)     $(725)        $74           $2,950      $2,765

     128,293      (136,396)    293,198         (105)        782      1,596           0             (320)       (731)

    (285,562)      (75,127)   (216,187)         761        (103)     4,264        (135)            (701)        147
--------------------------------------------------------------------------------------------------------------------
     (38,027)     (101,686)    159,581          545         609      5,135         (61)           1,929       2,181
--------------------------------------------------------------------------------------------------------------------


     983,821       572,287     424,095            0        (414)    23,167           0           15,476      60,278
    (252,159)   (1,163,099)   (262,127)           0        (768)    (2,700)          0           (6,837)     (4,320)
     (48,704)    1,540,737    (234,775)          74      57,364     (7,884)          0            1,291     (56,443)
--------------------------------------------------------------------------------------------------------------------

     682,958       949,925     (72,807)          74      56,182     12,583           0            9,930        (485)
--------------------------------------------------------------------------------------------------------------------
     644,931       848,239      86,774          619      56,791     17,718         (61)          11,859       1,696
--------------------------------------------------------------------------------------------------------------------
     560,320       722,502     804,321       10,202       3,695     69,419       1,287           50,565      18,294
--------------------------------------------------------------------------------------------------------------------
  $1,205,251    $1,570,741    $891,095      $10,821     $60,486    $87,137      $1,226          $62,424     $19,990
=======================================================================================================================






                                                          STRONG
                                                         VARIABLE
                                                         INSURANCE
     RYDEX VARIABLE TRUST     SELIGMAN PORTFOLIOS          FUNDS
    -----------------------  ---------------------   ----------------

                           Communications
                                and          Global        Mid Cap
       Nova        OTC       Information   Technology    Growth II
=====================================================================


          $877      $3,940        $(108)     $(49)       $(4,687)

             0         218         (789)     (462)        59,807

        (1,649)     (8,804)      (2,323)   (1,508)       (27,816)
---------------------------------------------------------------------
          (772)     (4,646)      (3,220)   (2,019)        27,304
---------------------------------------------------------------------


         6,999      82,597       45,898    20,489        543,643
             0      (4,718)           0         0        (36,714)
         7,749      41,895            0     7,720         39,400
---------------------------------------------------------------------

        14,748     119,774       45,898    28,209        546,329
---------------------------------------------------------------------
        13,976     115,128       42,678    26,190        573,633
---------------------------------------------------------------------
             0           0            0         0        236,573
---------------------------------------------------------------------
       $13,976    $115,128      $42,678   $26,190       $810,206
=====================================================================






             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
            ------------------------------------------

  STRONG                                                Combined
OPPORTUNITY            Emerging     Hard      Real       Total
  FUND II      Bond     Markets    Assets    Estate
===================================================================


    $(1,498)      $644   $(1,850)      $144       $44     $847,830

     19,659     (2,694)  104,011     (1,000)      (14)   1,458,636

    (13,123)       973   (21,595)       454       779   (1,048,965)
-------------------------------------------------------------------
      5,038     (1,077)   80,566       (402)      809    1,257,501
-------------------------------------------------------------------


     58,670       (196)    8,969       (305)       (9)   8,349,818
     (7,469)      (278)   (3,127)      (166)      (59)  (7,611,873)
    (26,293)    23,310   (96,491)   (13,588)    1,203            0
-------------------------------------------------------------------

     24,908     22,836   (90,649)   (14,059)    1,135      737,945
-------------------------------------------------------------------
     29,946     21,759   (10,083)   (14,461)    1,944    1,995,446
-------------------------------------------------------------------
    136,677     22,841    66,347     22,574     4,610   15,690,620
-------------------------------------------------------------------
   $166,623    $44,600   $56,264     $8,113    $6,554  $17,686,066
===================================================================

The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT G
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited

(1) GENERAL

      Conseco Variable Insurance Company (the "Company") established two separate accounts within Conseco Variable Annuity Account G ("Account G"). Both accounts were established on September 26, 1997, and commenced operations on April 29, 1998. Account G is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account G ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Interest Adjustment Account ("IAA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

      Besides the three guarantee periods of the IAA option, the following investment Variable Account options are currently available:

THE ALGER AMERICAN FUND
         Growth Portfolio
         Leveraged AllCap Portfolio
         MidCap Growth Portfolio
         Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
         Income and Growth Fund
         International Fund
         Value Fund
BERGER INSTITUTIONAL PRODUCTS TRUST
         Growth Fund
         Growth and Income Fund
         International Fund
         New Generation Fund
         Small Company Growth Fund
CONSECO SERIES TRUST
         Balanced Portfolio
         Conseco 20 Focus Portfolio
         Equity Portfolio
         Fixed Income Portfolio
         Government Securities Portfolio
         High Yield Portfolio
         Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
         International Value Portfolio
         Disciplined Stock Portfolio
FEDERATED INSURANCE SERIES
         High Income Bond Fund II
         International Equity Fund II
         Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC.
         Equity Income Fund
         High Yield Fund
JANUS ASPEN SERIES
         Aggressive Growth Portfolio
         Growth Portfolio
         Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
         Equity Portfolio
         Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
         Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST
         Growth and Income Portfolio

                       CONSECO VARIABLE ANNUITY ACCOUNT G
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
         Limited Maturity Bond Portfolio
         Partners Portfolio
RYDEX VARIABLE TRUST
         Nova Fund
         OTC Fund
SELIGMAN PORTFOLIOS, INC.
         Communications and Information Portfolio
         Global Technology Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
         Mid Cap Growth Fund II
STRONG OPPORTUNITY FUND II, INC.
VAN ECK WORLDWIDE INSURANCE TRUST
         Worldwide Bond Fund
         Worldwide Emerging Markets Fund
         Worldwide Hard Assets Fund
         Worldwide Real Estate Fund

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments which are restricted as to resale.

      Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation date.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares were $275,867,199 and $77,960,412 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $274,278,464 and $65,241,882 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

                       CONSECO VARIABLE ANNUITY ACCOUNT G
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account G a fee, which is equal on an annual basis to 1.15 percent of the daily value of the total investments of Account G, for assuming the mortality and expense risks. These fees were $154,978 and $66,903 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

      Pursuant to an agreement between Account G and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for the nine months ended September 30, 2000 and for the year ended December 31, 1999. The Company also deducts daily from Account G a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account G, for administrative expenses. These expenses were $20,215 and $8,726 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

      The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period with certain exceptions. This adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the IAA contract. There were no charges for the nine months ended September 30, 2000 and for the year ended December 31, 1999.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

      Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6)  NET ASSETS

      Net assets consisted of the following at September 30, 2000:

Proceeds from the sales of units since organization,
  less cost of units redeemed                                   $14,395,531
Undistributed net investment income                               1,077,767
Undistributed net realized gains on sales of investments          2,339,459
Net unrealized depreciation of investments                         (126,691)
                                                                -----------
  Net assets                                                    $17,686,066
                                                                ===========








CONSECO VARIABLE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================
                                                                                          NET ASSET
                                                                    SHARES       COST      VALUE
---------------------------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio......................................        5,917.2   $  358,923  $  380,947
     Leveraged AllCap Portfolio............................        9,918.5      433,415     574,978
     MidCap Growth Portfolio...............................        5,784.1      161,279     186,420
     Small Capitalization Portfolio........................          896.1       38,845      49,418
   American Century Variable Portfolios, Inc.:
     Income and Growth Fund................................       67,354.6      518,365     538,837
     International Fund....................................       44,177.5      551,741     552,219
     Value Fund............................................       14,971.5       93,382      89,080
   Berger Institutional Products Trust:
     100 Fund..............................................        2,257.5       40,542      43,389
     Growth and Income Fund................................       29,627.7      615,571     783,652
     Small Company Growth Fund.............................        1,664.1       29,586      39,123
     BIAM International Fund...............................          189.3        2,286       2,769
   Conseco Series Trust:
     Balanced Portfolio....................................       21,123.7      300,043     309,480
     Equity Portfolio......................................        4,072.4       96,084      94,401
     Fixed Income Portfolio................................        9,479.4       91,574      88,969
     Government Securities Portfolio.......................       10,559.3      118,700     115,741
     Money Market Portfolio................................    7,999,930.0    7,999,930   7,999,930
   Dreyfus Stock Index Fund................................       13,156.2      487,644     505,855
   The Dreyfus Socially Responsible Growth Fund, Inc.......        2,964.7      102,968     115,830
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio...........................        2,192.8       54,504      59,030





     International Value Portfolio.........................        1,691.1       25,964      26,499
   Federated Insurance Series:
     High Income Bond Fund II..............................       15,797.0      162,085     161,761
     International Equity Fund II..........................          347.9        6,904       9,616
     Utility Fund II.......................................        2,006.2       29,044      28,790
   Invesco Variable Investment Funds, Inc.:
     Equity Income Fund....................................          642.6       13,166      13,501
     High Yield Fund.......................................       17,580.7      208,388     202,354
   Janus Aspen Series:
     Aggressive Growth Portfolio...........................        9,395.2      419,959     560,802
     Growth Portfolio......................................       21,517.0      674,168     724,048
     Worldwide Growth Portfolio............................       16,860.2      596,034     805,074
   Lazard Retirement Series, Inc.:
     Equity Portfolio......................................          885.8       10,801      10,214
     Small Cap Portfolio...................................          376.7        3,812       3,699
   Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio...........................        3,135.8       65,959      69,490
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio...........................           78.8        1,227       1,288
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.......................        3,822.4       50,333      50,609
     Partners Portfolio....................................          932.3       18,104      18,311
   Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II................................        7,798.1      181,411     236,828
   Strong Opportunity Fund II, Inc.........................        5,263.6      124,271     136,801
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund...................................        2,139.0       24,570      22,866
     Worldwide Emerging Markets Fund.......................        4,657.8       45,035      66,420
     Worldwide Hard Assets Fund............................        2,062.0       22,509      22,600
     Worldwide Real Estate Fund............................          504.4        4,856       4,616
---------------------------------------------------------------------------------------------------
      Total assets................................................................       15,706,255
Liabilities:
  Amounts due to Conseco Variable Insurance Company...............................           15,635
---------------------------------------------------------------------------------------------------
      Net assets (Note 6).........................................................      $15,690,620
===================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999







====================================================================================================
                                                                                         TOTAL VALUE
                                                                   UNITS     UNIT VALUE    OF UNITS
----------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio......................................       16,371.5   $23.189882  $  379,650
     Leveraged AllCap Portfolio............................       17,588.0    32.657950     574,388
     MidCap Growth Portfolio...............................        9,297.9    20.032232     186,258
     Small Capitalization Portfolio........................        2,423.9    20.366734      49,367
   American Century Variable Portfolios, Inc.:
     Income and Growth Fund................................       42,619.5    12.612406     537,534
     International Fund....................................       35,027.7    15.722703     550,730
     Value Fund............................................        9,758.4     9.119531      88,992
   Berger Institutional Products Trust:
     100 Fund..............................................        3,034.5    14.294697      43,377
     Growth and Income Fund................................       44,588.5    17.558227     782,895
     Small Company Growth Fund.............................        2,342.1    16.690233      39,090
     BIAM International Fund...............................          213.7    12.960694       2,770
   Conseco Series Trust:
     Balanced Portfolio....................................       18,121.9    17.061023     309,178
     Equity Portfolio......................................        4,335.2    21.755292      94,314
     Fixed Income Portfolio................................        8,054.0    11.034411      88,871
     Government Securities Portfolio.......................       10,693.4    10.811727     115,614
     Money Market Portfolio................................      724,556.2    11.035857   7,996,100
   Dreyfus Stock Index Fund................................       38,649.3    13.052208     504,459
   The Dreyfus Socially Responsible Growth Fund, Inc.......        8,134.5    14.224514     115,709
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio...........................        4,702.8    12.541406      58,980
     International Value Portfolio.........................        2,227.3    11.889474      26,481
   Federated Insurance Series:
     High Income Bond Fund II..............................       16,320.3     9.902221     161,607
     International Equity Fund II..........................          389.7    24.656483       9,609
     Utility Fund II.......................................        2,626.8    10.947785      28,758
   Invesco Variable Investment Funds, Inc.:
     Equity Income Fund....................................          866.0    15.576930      13,490
     High Yield Fund.......................................       16,490.2    12.260149     202,172
   Janus Aspen Series:
     Aggressive Growth Portfolio...........................       21,535.4    26.018575     560,320
     Growth Portfolio......................................       43,956.4    16.436786     722,502
     Worldwide Growth Portfolio............................       47,138.6    17.062892     804,321
   Lazard Retirement Series, Inc.:
     Equity Portfolio......................................          904.9    11.274220      10,202
     Small Cap Portfolio...................................          416.0     8.882039       3,695
   Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio...........................        4,642.9    14.951608      69,419
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio...........................          119.3    10.787063       1,287
   Neuberger Berman Advisers Management Trust:





     Limited Maturity Bond Portfolio.......................        4,966.8    10.180512      50,565
     Partners Portfolio....................................        1,859.8     9.836308      18,294
   Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II................................       10,943.8    21.617066     236,573
   Strong Opportunity Fund II, Inc.........................       10,750.8    12.713201     136,677
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund...................................        2,313.7     9.872061      22,841
     Worldwide Emerging Markets Fund.......................        6,405.8    10.357402      66,347
     Worldwide Hard Assets Fund............................        2,648.7     8.522860      22,574
     WorldwideReal Estate Fund.............................          559.5     8.240317       4,610
----------------------------------------------------------------------------------------------------
      Net assets......................................................................  $15,690,620
====================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

=================================================================================================================================
                                                                                                                      AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                       ---------------------------------------------- -----------
                                                                                  LEVERAGED                SMALL      INCOME AND
                                                                        GROWTH     ALL CAP     MIDCAP  CAPITALIZATION    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ....................   $34,014    $  9,526    $ 6,642    $ 1,455       $      2
Expenses:
  Mortality and expense risk fees ...................................     4,482       2,637        663        249          3,348
  Administrative fees ...............................................       585         344         87         33            437
--------------------------------------------------------------------------------------------------------------------------------
   Total expenses ...................................................     5,067       2,981        750        282          3,785
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..................................    28,947       6,545      5,892      1,173         (3,783)
--------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  on investments:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................................    54,246      23,355         27        716         24,340





   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ..............     6,282     135,119     20,990     10,541         14,852
--------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ............    60,528     158,474     21,017     11,257         39,192
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .......   $89,475    $165,019    $26,909    $12,430       $ 35,409
=================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

=================================================================================================================================
                                                                                                                      AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                       ---------------------------------------------- -----------
                                                                                  LEVERAGED                SMALL      INCOME AND
                                                                        GROWTH     ALL CAP     MIDCAP  CAPITALIZATION    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) .................................  $  28,947   $   6,545    $   5,892     $  1,173      $  (3,783)
  Net realized gains (losses) on sales of
   investments in portfolio shares .............................     54,246      23,355           27          716         24,340
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..........................      6,282     135,119       20,990       10,541         14,852
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....     89,475     165,019       26,909       12,430         35,409
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    366,463     347,459      128,866       46,543        546,284
  Contract redemptions .........................................     (8,924)     (1,041)        (288)        --           (8,762)
  Net transfers ................................................   (170,214)     14,358        2,859      (18,857)      (110,527)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      from contract owners' transactions .......................    187,325     360,776      131,437       27,686        426,995
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ..................    276,800     525,795      158,346       40,116        462,404
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................    102,850      48,593       27,912        9,251         75,130
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .......................  $ 379,650   $ 574,388    $ 186,258     $ 49,367      $ 537,534
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
$     --        $ 5,873   $    2    $     --   $   --      $ 15           $54,308      $26,474   $ 7,238
   3,993            668       97       2,282      106        12             2,205          518     1,287
     521             87       13         298       14         2               288           68       168
-----------------------------------------------------------------------------------------------------------
   4,514            755      110       2,580      120        14             2,493          586     1,455
-----------------------------------------------------------------------------------------------------------
  (4,514)         5,118     (108)     (2,580)    (120)        1            51,815       25,888     5,783
-----------------------------------------------------------------------------------------------------------



 596,369            590      916      13,140      (28)        1              (993)         248    (4,807)

     194         (5,115)   2,848     161,916    9,537       483             5,856       (4,139)   (2,494)
-----------------------------------------------------------------------------------------------------------
 596,563         (4,525)   3,764     175,056    9,509       484             4,863       (3,891)   (7,301)
-----------------------------------------------------------------------------------------------------------
$592,049        $   593   $3,656    $172,476   $9,389      $485           $56,678      $21,997   $(1,518)
===========================================================================================================


===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------

$ (4,514)       $ 5,118   $  (108)  $ (2,580)  $  (120)    $    1         $ 51,815     $25,888   $  5,783





 596,369            590       916     13,140       (28)         1             (993)        248     (4,807)

     194         (5,115)    2,848    161,916     9,537        483            5,856      (4,139)    (2,494)
-----------------------------------------------------------------------------------------------------------
 592,049            593     3,656    172,476     9,389        485           56,678      21,997     (1,518)
-----------------------------------------------------------------------------------------------------------

  33,844         33,934    48,542    551,218    29,129      2,285          110,524      43,528     41,424
     (60)          (745)     (225)    (4,025)       --         --              (85)        (43)   (12,695)
 (82,554)        11,763    (8,596)    15,489       572         --          (35,736)     (6,724)   (27,228)
-----------------------------------------------------------------------------------------------------------

 (48,770)        44,952    39,721    562,682    29,701      2,285           74,703      36,761      1,501
-----------------------------------------------------------------------------------------------------------
 543,279         45,545    43,377    735,158    39,090      2,770          131,381      58,758        (17)
-----------------------------------------------------------------------------------------------------------
   7,451         43,447        --     47,737        --         --          177,797      35,556     88,888
-----------------------------------------------------------------------------------------------------------
$550,730        $88,992   $43,377   $782,895   $39,090     $2,770         $309,178     $94,314   $ 88,871
===========================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY     DREYFUS
                                                                     GOVERNMENT     MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                      SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ....................   $ 5,600      $90,490     $ 3,871     $ 5,898     $  571
Expenses:
  Mortality and expense risk fees ...................................       869       20,687         419       5,018        303
  Administrative fees ...............................................       113        2,695          55         655         40
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses ...................................................       982       23,382         474       5,673        343
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..................................     4,618       67,108       3,397         225        228





-------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................................    (3,771)          --         263      38,312      2,815
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ..............    (2,978)          --      12,275      15,730      1,095
-------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ............    (6,749)          --      12,538      54,042      3,910
-------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .......   $(2,131)     $67,108     $15,935     $54,267     $4,138
===============================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

================================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY     DREYFUS
                                                                     GOVERNMENT     MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                      SECURITIES    MARKET      GROWTH       INDEX      STOCK
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...............................        $   4,618     $   67,108  $  3,397    $    225   $    228
  Net realized gains (losses) on sales of
   investments in portfolio shares ...........................           (3,771)            00       263      38,312      2,815
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................           (2,978)            00    12,275      15,730      1,095
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...           (2,131)        67,108    15,935      54,267      4,138
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .............................           70,696      7,805,123    75,767     451,148     54,742
  Contract redemptions .......................................             (410)      (464,912)     (696)    (13,538)         -
  Net transfers ..............................................           20,934        571,912    20,938     (39,335)   (24,755)
 --------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .....................           91,220      7,912,123    96,009     398,275     29,987
 --------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ...........................            89,089      7,979,231   111,944     452,542     34,125





--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ................................           26,525         16,869     3,765      51,917     24,855
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .....................        $ 115,614     $7,996,100  $115,709    $504,459   $ 58,980
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

  $2,026         $ 7,013        $   79          $ 4,054         $ 109          $ 10,894      $  3,490      $  1,700     $    410

      96           1,675            34              644           107               467         1,404         4,902        2,908
      12             219             4               84            14                61           183           639          379
-----------------------------------------------------------------------------------------------------------------------------------
     108           1,894            38              728           121               528         1,587         5,541        3,287
-----------------------------------------------------------------------------------------------------------------------------------
   1,918           5,119            41            3,326           (12)           10,366         1,903        (3,841)      (2,877)
-----------------------------------------------------------------------------------------------------------------------------------



      48          (6,718)           24           (1,129)          659              (290)       12,001       119,617        6,918

     669          (1,069)        2,711           (2,912)          335            (5,213)      140,010        36,327      203,173
-----------------------------------------------------------------------------------------------------------------------------------
     717          (7,787)        2,735           (4,041)          994            (5,503)      152,011       155,944      210,091
-----------------------------------------------------------------------------------------------------------------------------------
  $2,635         $(2,668)       $2,776          $  (715)        $ 982          $  4,863      $153,914      $152,103     $207,214
===================================================================================================================================







===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $ 1,918         $  5,119       $   41          $  3,326        $    (12)      $ 10,366      $  1,903      $ (3,841)    $ (2,877)

      48           (6,718)          24            (1,129)            659           (290)       12,001       119,617        6,918

     669           (1,069)       2,711            (2,912)            335         (5,213)      140,010        36,327      203,173
-----------------------------------------------------------------------------------------------------------------------------------
   2,635           (2,668)       2,776              (715)            982          4,863       153,914       152,103      207,214
-----------------------------------------------------------------------------------------------------------------------------------
  17,939          203,258        7,237            63,856          19,037        134,822       311,095       607,627      505,696
  (1,780)          (1,776)        (404)           (3,740)             --         (1,994)       (1,457)       (9,223)      (3,717)
      --          (69,189)          --           (58,233)         (6,529)        57,049        93,532      (120,321)      16,880
-----------------------------------------------------------------------------------------------------------------------------------

  16,159          132,293        6,833             1,883          12,508        189,877       403,170       478,083      518,859
-----------------------------------------------------------------------------------------------------------------------------------
  18,794          129,625        9,609             1,168          13,490        194,740       557,084       630,186      726,073
-----------------------------------------------------------------------------------------------------------------------------------
   7,687           31,982           --            27,590              --          7,432         3,236        92,316       78,248
-----------------------------------------------------------------------------------------------------------------------------------
 $26,481         $161,607       $9,609          $ 28,758        $ 13,490       $202,172      $560,320      $722,502     $804,321
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT





                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares .................     $    388  $     66      $  5,517    $     --     $   309
Expenses:
  Mortality and expense risk fees ................................          315        27           616           6         264
  Administrative fees ............................................           40         4            80           1          34
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses ................................................          355        31           696           7         298
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................           33        35         4,821          (7)         11
-----------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ........................................        3,161      (115)          138          --         (84)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .........................       (5,024)     (340)        2,927          61         160
-----------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .......       (1,863)     (455)        3,065          61          76
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ..    $  (1,830)  $  (420)     $  7,886    $     54     $    87
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                     NEUBERGER
                                                                                                                       BERMAN
                                                                                                                      ADVISERS
                                                                                                                     MANAGEMENT
                                                                         LAZARD RETIREMENT                             TRUST
                                                                         SERIES PORTFOLIOS                           PORTFOLIOS
                                                                        ------------------                           ---------
                                                                                                          MITCHELL
                                                                                            LORD ABBETT   HUTCHINS
                                                                                            SERIES TRUST SERIES TRUST LIMITED
                                                                                              GROWTH AND  GROWTH AND  MATURITY
                                                                        EQUITY   SMALL CAP      INCOME      INCOME      BOND
-----------------------------------------------------------------------------------------------------------------------------------





Changes from operations:
  Net investment income (loss) ...................................     $     33  $     35      $  4,821    $     (7)    $     11
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................        3,161      (115)          138          --          (84)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ............       (5,024)     (340)        2,927          61          160
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......       (1,830)     (420)        7,886          54           87
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................       10,037     3,831        17,497       1,233       47,922
  Contract redemptions ...........................................         (847)      (37)       (3,560)         --       (2,109)
  Net transfers ..................................................      (67,298)   (7,154)           --          --      (18,944)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      (58,108)   (3,360)       13,937       1,233       26,869
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................      (59,938)   (3,780)       21,823       1,287       26,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................       70,140     7,475        47,596          --       23,609
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................    $  10,202  $  3,695     $  69,419    $  1,287    $  50,565
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------              ----------
 $    707      $     51      $  6,235      $    832      $     --      $     --      $     --              $  295,859

      175           971         1,876           232           214           107            20                  66,903
       23           127           245            30            28            13             3                   8,726
---------------------------------------------------------------------------------------------              ----------





      198         1,098         2,121           262           242           120            23                  75,629
---------------------------------------------------------------------------------------------              ----------
      509        (1,047)        4,114           570          (242)         (120)          (23)                220,230
---------------------------------------------------------------------------------------------              ----------



    1,695        16,039         1,523          (786)          379          (525)          (17)                898,277

     (518)       53,918        11,123        (1,587)       21,124            91          (240)                838,718
---------------------------------------------------------------------------------------------              ----------
    1,177        69,957        12,646        (2,373)       21,503          (434)         (257)              1,736,995
---------------------------------------------------------------------------------------------              ----------
 $  1,686      $ 68,910      $ 16,760      $ (1,803)     $ 21,261      $   (554)     $   (280)             $1,957,225
=============================================================================================              ==========



===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     -----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------              ----------
 $    509      $ (1,047)     $  4,114      $    570      $   (242)     $   (120)     $    (23)            $   220,230

    1,695        16,039         1,523          (786)          379          (525)          (17)                898,277

     (518)       53,918        11,123        (1,587)       21,124            91          (240)                838,718
---------------------------------------------------------------------------------------------              ----------
    1,686        68,910        16,760        (1,803)       21,261          (554)         (280)              1,957,225
---------------------------------------------------------------------------------------------              ----------

   17,340       117,223       126,886         6,718        34,646          (140)        1,015              13,042,294
      (43)       (2,366)       (8,456)           --          (179)         (141)          (19)               (558,297)
  (19,839)       43,892       (18,400)        3,618         9,334        23,409         3,894                     --
---------------------------------------------------------------------------------------------              ----------

   (2,542)      158,749       100,030        10,336        43,801        23,128         4,890              12,483,997
 ---------------------------------------------------------------------------------------------            ----------





     (856)      227,659       116,790         8,533        65,062        22,574         4,610              14,441,222
---------------------------------------------------------------------------------------------             ----------
   19,150         8,914        19,887        14,308         1,285            --            --               1,249,398
---------------------------------------------------------------------------------------------             ----------
 $ 18,294      $236,573      $136,677      $ 22,841      $ 66,347      $ 22,574      $  4,610             $15,690,620
=============================================================================================              ==========

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

=================================================================================================================================
                                                                                                                       AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                  --------------------------------------------------  ----------
                                                                              LEVERAGED                   SMALL       INCOME AND
                                                                   GROWTH      ALL CAP      MIDCAP    CAPITALIZATION    GROWTH
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ..............   $    772    $    220     $      1      $    608      $    369
Expenses:
  Mortality and expense risk fees .............................        211         119           75            97           150
  Administrative fees .........................................         28          16           10            13            20
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses .............................................        239         135           85           110           170
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ............................        533          85          (84)          498           199
-------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................     (1,963)     (1,829)         (14)       (1,224)         (565)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .....................     15,743       6,444        4,151            32         5,620
-------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......     13,780       4,615        4,137        (1,192)        5,055
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $ 14,313    $  4,700     $  4,053      $   (694)     $  5,254
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                                                                       AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                  --------------------------------------------------  ---------
                                                                              LEVERAGED                   SMALL       INCOME AND
                                                                   GROWTH      ALL CAP      MIDCAP    CAPITALIZATION    GROWTH
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss)................................    $    533    $     85     $    (84)     $    498      $    199
  Net realized gains (losses) on sales of investments
   in portfolio shares........................................      (1,963)     (1,829)         (14)       (1,224)         (565)
Net change in unrealized appreciation
  (depreciation) of investments in portfolio shares...........      15,743       6,444        4,151            32         5,620
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations          14,313       4,700        4,053          (694)        5,254
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments..............................      21,483      18,860       23,859        15,306        16,194
  Contract redemptions .......................................        (359)         --           --           (23)         (411)
  Net transfers...............................................      67,413      25,033           --        (5,338)       54,093
-------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
      from contract owners' transactions......................      88,537      43,893       23,859         9,945        69,876
-------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ...........................     102,850      48,593       27,912         9,251        75,130
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................          --          --           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................    $102,850    $ 48,593     $ 27,912      $  9,251      $ 75,130
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS





------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
 $     --       $     --  $     --  $    316   $     --    $     --       $  3,141     $    150  $  1,767

       43            123        --       184         40          --            732          221       309
        6             16        --        24          5          --             95           29        40
-----------------------------------------------------------------------------------------------------------
       49            139        --       208         45          --            827          250       349
-----------------------------------------------------------------------------------------------------------
      (49)          (139)       --       108        (45)         --          2,314         (100)    1,418
-----------------------------------------------------------------------------------------------------------



   (1,155)            (1)       --      (653)    (4,450)         --         (1,428)      (2,515)      (61)

      284            813        --     6,163         --          --          3,582        2,456      (111)
-----------------------------------------------------------------------------------------------------------
     (871)           812        --     5,510     (4,450)         --          2,154          (59)     (172)
-----------------------------------------------------------------------------------------------------------
 $   (920)      $    673  $     --  $  5,618  $  (4,495)   $     --       $  4,468     $   (159) $  1,246
===========================================================================================================




===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
 $    (49)      $   (139) $     --  $    108   $    (45)   $     --       $  2,314     $   (100) $  1,418

   (1,155)            (1)       --      (653)    (4,450)         --         (1,428)      (2,515)      (61)

      284            813        --     6,163         --          --          3,582        2,456      (111)
-----------------------------------------------------------------------------------------------------------
     (920)           673        --     5,618     (4,495)         --          4,468         (159)    1,246
-----------------------------------------------------------------------------------------------------------

   13,493         (1,099)       --    61,371      6,911          --        219,964       51,835    66,678
      (22)            --        --    (1,483)       (20)         --            (81)         (70)   (3,366)





   (5,100)        43,873        --   (17,769)    (2,396)         --        (46,554)     (16,050)   24,330
-----------------------------------------------------------------------------------------------------------

    8,371         42,774        --    42,119      4,495          --        173,329       35,715    87,642
-----------------------------------------------------------------------------------------------------------
    7,451         43,447        --    47,737         --          --        177,797       35,556    88,888
-----------------------------------------------------------------------------------------------------------
       --             --        --        --         --          --             --           --        --
-----------------------------------------------------------------------------------------------------------
 $  7,451       $ 43,447  $     --  $ 47,737   $     --    $     --       $177,797     $ 35,556  $ 88,888
===========================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY    DREYFUS
                                                                     GOVERNMENT    MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                     SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ...................    $    618     $  1,118    $    137    $    323    $  117
Expenses:
  Mortality and expense risk fees ..................................         119          258          11         221        49
  Administrative fees ..............................................          15           34           2          29         6
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses ..................................................         134          292          13         250        55
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) .................................         484          826         124          73        62
-------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares .........................................          62           --           1         104        17
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ..........................          19           --         587       2,482     3,431
-------------------------------------------------------------------------------------------------------------------------------





        Net gain (loss) on investments in portfolio shares .........          81           --         588       2,586     3,448
-------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ....    $    565     $    826    $    712    $  2,659   $ 3,510
===============================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY    DREYFUS
                                                                     GOVERNMENT    MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                     SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) .....................................    $    484     $    826    $    124    $     73  $     62
  Net realized gains (losses) on sales of investments
    in portfolio shares ............................................          62           --           1         104        17
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ..............          19           --         587       2,482     3,431
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........         565          826         712       2,659     3,510
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...................................      52,528      292,964       3,053      48,640        56
  Contract redemptions .............................................         (33)     (12,500)         --        (152)     (293)
  Net transfers ....................................................     (26,535)    (264,421)         --         770    21,582
-------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
       from contract owners' transactions ..........................      25,960       16,043       3,053      49,258    21,345
-------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ................................      26,525       16,869       3,765      51,917    24,855
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................          --           --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................................    $ 26,525     $ 16,869    $  3,765    $ 51,917  $ 24,855
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $    604        $     --       $     --        $     --        $     --       $    792      $     --      $     39     $    108

       33             124              2              86              --             31            19           126          234
        4              16             --              11              --              4             3            17           31
-----------------------------------------------------------------------------------------------------------------------------------
       37             140              2              97              --             35            22           143          265
-----------------------------------------------------------------------------------------------------------------------------------
      567            (140)            (2)            (97)             --            757           (22)         (104)        (157)
-----------------------------------------------------------------------------------------------------------------------------------



      111            (706)             2             385              --            (63)       (2,381)          379        (431)

     (134)            745             --           2,657              --           (821)          834        13,553       5,866
-----------------------------------------------------------------------------------------------------------------------------------
      (23)             39              2           3,042              --           (884)       (1,547)       13,932       5,435
-----------------------------------------------------------------------------------------------------------------------------------
 $    544        $   (101)      $     --        $  2,945        $     --       $   (127)     $ (1,569)     $ 13,828    $  5,278
-----------------------------------------------------------------------------------------------------------------------------------






===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------





INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $    567        $   (140)      $      (2)      $    (97)       $     --       $    757      $    (22)     $   (104)    $   (157)

      111            (706)              2            385              --            (63)       (2,381)          379         (431)

     (134)            745              --          2,657              --           (821)          834        13,553        5,866
-----------------------------------------------------------------------------------------------------------------------------------
      544            (101)             --          2,945              --           (127)       (1,569)       13,828        5,278
-----------------------------------------------------------------------------------------------------------------------------------

    7,843          47,326              --         28,678              --          8,259         2,351        16,592       49,723
     (700)         (3,393)             --         (4,033)             --           (700)           --          (359)        (771)
       --         (11,850)             --             --              --             --         2,454        62,255       24,018
-----------------------------------------------------------------------------------------------------------------------------------

    7,143          32,083              --         24,645              --          7,559         4,805        78,488       72,970
-----------------------------------------------------------------------------------------------------------------------------------
    7,687          31,982              --         27,590              --          7,432         3,236        92,316       78,248
-----------------------------------------------------------------------------------------------------------------------------------
       --              --              --             --              --             --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
 $  7,687        $ 31,982        $     --       $ 27,590        $     --       $  7,432      $  3,236      $ 92,316     $ 78,248
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS





                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ..................    $    238  $     --      $  2,982    $     --    $   --
Expenses:
  Mortality and expense risk fees .................................         106        11           245          --        31
  Administrative fees .............................................          14         1            32          --         4
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses .................................................         120        12           277          --        35
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ................................         118       (12)        2,705          --       (35)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................          20        --          (142)         --        --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...........................       4,437       230           603          --       116
-----------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ..........       4,457       230           461          --       116
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .....    $  4,575  $    218      $  3,166    $     --     $  81
===================================================================================================================================





STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND





-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ....................................    $    118  $    (12)     $  2,705    $     --     $    (35)
  Net realized gains (losses) on sales of investments
   in portfolio shares ............................................          20        --          (142)         --           --
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares .............        4,437       230          603          --          116
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........        4,575       218        3,166          --           81
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..................................          (89)      (82)      45,830          --        3,656
  Contract redemptions ............................................         (359)       --       (1,400)         --           --
  Net transfers ...................................................       66,013     7,339           --          --       19,872
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions ..........................       65,565     7,257       44,430          --       23,528
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ................................       70,140     7,475       47,596          --       23,609
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................           --        --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .................................     $ 70,140  $  7,475     $ 47,596    $     --     $ 23,609
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------            ------------
 $     --      $     --      $     40      $     --      $     --      $     --      $     --            $     14,460

       63            33            84             9             4            (1)           --                   4,202





        8             4            11             1             1            --            --                     550
---------------------------------------------------------------------------------------------            ------------
       71            37            95            10             5            (1)           --                   4,752
---------------------------------------------------------------------------------------------            ------------
      (71)          (37)          (55)          (10)           (5)            1            --                   9,708
---------------------------------------------------------------------------------------------            ------------



    1,111           (13)          (52)           --            --            --            --                 (17,454)

      724         1,499         1,405          (117)          262            --            --                  83,555
---------------------------------------------------------------------------------------------            ------------
    1,835         1,486         1,353          (117)          262            --            --                  66,101
---------------------------------------------------------------------------------------------            ------------
 $  1,764      $  1,449      $  1,298      $   (127)     $    257      $      1      $     --            $     75.809
=============================================================================================            ============





=====================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------            ------------
 $    (71)     $    (37)     $    (55)     $    (10)     $     (5)     $      1      $     --            $      9,708

    1,111           (13)          (52)           --            --            --            --                 (17,454)

      724         1,499         1,405          (117)          262            --            --                  83,555
---------------------------------------------------------------------------------------------            ------------
    1,764         1,449         1,298          (127)          257             1            --                  75,809
---------------------------------------------------------------------------------------------            ------------

   18,499         8,165        19,289        14,435         1,028        21,918            --               1,205,517
       --          (700)         (700)           --            --            --            --                 (31,928)
   (1,113)           --            --            --            --       (21,919)           --                      --





---------------------------------------------------------------------------------------------            ------------

   17,386         7,465        18,589        14,435         1,028            (1)           --               1,173,589
---------------------------------------------------------------------------------------------            ------------
   19,150         8,914        19,887        14,308         1,285            --            --               1,249,398
---------------------------------------------------------------------------------------------            ------------
        --           --            --            --            --            --            --                      --
---------------------------------------------------------------------------------------------            ------------
 $ 19,150      $  8,914      $ 19,887      $ 14,308      $  1,285  $         --      $     --            $  1,249,398
=============================================================================================            ============

CONSECO VARIABLE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998

================================================================================

(1) GENERAL

   Conseco Variable Insurance Company (the "Company") established two separate accounts within Conseco Variable Annuity Account G ("Account G"). Both accounts were established on September 26, 1997, and commenced operations on April 29, 1998. Account G is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account G ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the MVA option, the following investment Variable Account options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio

   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT G

DECEMBER 31, 1999 AND 1998

================================================================================

ANNUITY RESERVES

  Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $77,960,412 and $1,908,738 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $65,241,882 and $724,111 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account G a fee, which is equal on an annual basis to 1.15 percent of the daily value of the total investments of Account G, for assuming the mortality and expense risks. These fees were $66,903 and $4,202 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively.

   Pursuant to an agreement between Account G and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for both the year ended December 31, 1999, and for the period April 29, 1998 through December 31, 1998. The Company also deducts daily from Account G a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account G, for administrative expenses. These expenses were $8,726 and $550 for the year ended December 31, 1999, and for the period April 29, 1998 through December 31, 1998, respectively.

  The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the guarantee period with certain exceptions. This adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the MVA contract. There were no charges for both the year ended December 31, 1999, and the period April 29, 1998 through December 31, 1998.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS

   Net assets consisted of the following at December 31, 1999:

--------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
  less cost of units redeemed ....................................   $13,657,586
Undistributed net investment income ..............................       229,938
Undistributed net realized gains on sales of investments .........       880,823
Net unrealized appreciation of investments .......................       922,273
--------------------------------------------------------------------------------
    Net assets ...................................................   $15,690,620
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT G

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account G (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for the year ended December 31, 1999 and from inception (April 29, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
---------------------------------


Indianapolis, Indiana
February 10, 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                            /s/ PricewaterhouseCoopers LLP
                                            --------------------------------
                                            PricewaterhouseCoopers LLP


April 13, 2000



                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,491.8; 1998 - $1,520.5)...............................................  $1,398.7           $1,524.1
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         --------           --------

          Total investments............................................................   1,682.8            1,879.9

Cash and cash equivalents..............................................................      81.5               48.4
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     131.6               98.0
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       6.0                7.1
                                                                                         --------           --------

          Total assets.................................................................  $3,613.8           $2,911.7
                                                                                         ========           ========





















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     242.8              246.2
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      33.4               37.5
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      16.5               33.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,238.1            2,506.6
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive loss...............................................     (28.4)               (.8)
    Retained earnings..................................................................      23.3               25.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     375.7              405.1
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,613.8           $2,911.7
                                                                                         ========           ========























                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 72.1           $ 73.6            $ 75.7
    Net investment income............................................     297.6            198.0             222.6
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     359.7            290.1             311.6
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     266.8            170.6             191.0
    Amortization.....................................................      13.8             33.6              27.1
    Other operating costs and expenses...............................      40.3             38.7              32.2
                                                                         ------           ------            ------

          Total benefits and expenses................................     320.9            242.9             250.3
                                                                         ------           ------            ------

          Income before income taxes.................................      38.8             47.2              61.3

Income tax expense...................................................      13.6             16.6              22.1
                                                                         ------           ------            ------

          Net income.................................................    $ 25.2           $ 30.6            $ 39.2
                                                                         ======           ======            ======




























                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)         $ 20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.3             -                   13.3             -
                                                              ------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    405.1           380.8                  (.8)           25.1

Comprehensive loss, net of tax:
   Net income..............................................     25.2             -                    -              25.2
   Change in unrealized depreciation of securities (net
     of applicable income tax benefit of $15.7 million)....    (27.6)            -                  (27.6)            -
                                                              ------

         Total comprehensive loss..........................     (2.4)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $375.7          $380.8               $(28.4)         $ 23.3
                                                              ======          ======               ======          ======












                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    25.2        $    30.6           $  39.2
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      13.8             43.0              27.1
         Income taxes................................................      11.4             (1.2)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................        .7            (38.3)             (4.6)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     149.6            101.9             118.8
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
                                                                      ---------        ---------           -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (17.9)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase (decrease) in cash and cash equivalents........      33.1             (1.1)             34.7

Cash and cash equivalents, beginning of year.........................      48.4             49.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    81.5        $    48.4           $  49.5
                                                                      =========        =========           =======













                         The accompanying notes are an
                         integral part of the financial
                                  statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually
                                       F-8

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              1999                           1998
                                                                   ---------------------------   ------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,398.7        $1,398.7      $1,524.1        $1,524.1
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

                                      F-10

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----          -----       ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  840.6        $2.2        $59.3      $  783.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,491.8        $4.9        $98.0      $1,398.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                      (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  860.4       $20.7        $15.0      $  866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========       =====        =====      ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(90.8)        .9
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.1         .4
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(28.4)     $ (.8)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)
Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................       90.8          89.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

     Subtotal..................................................................................    1,007.1         936.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,491.8      $1,398.7
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized
    cost  and   estimated   fair  value  of  $2.4  million  and  $2.2   million,
    respectively.


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $114.8        $118.4      $133.6
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     299.1         199.1       223.9
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $297.6        $198.0      $222.6
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)      $   976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                               ----------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                ---------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          137.0          139.9
                                                         experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                         experience,                                      ----------       --------
                                                        if applicable


         Total traditional products....................                                             242.8          246.2
                                                                                               ----------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                ---------       --------

       Total...........................................                                          $3,053.1       $2,370.4
                                                                                                 ========       ========

-------------
     (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

     (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

     (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                     1999           1998
                                                                                                     ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.1)           (.4)
    Other......................................................................................       10.2           (2.2)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       33.8           31.3
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------
         Income tax liabilities................................................................     $ 33.4         $ 37.5
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Income tax expense was as follows:

                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................       9.3       (4.2)       5.8
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $13.6      $16.6      $22.1
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.4)       (.8)        .3
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.1%      35.2%      36.0%
                                                                                                ====       ====       ====

5.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $700.4        $445.8      $309.6
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     696.0         440.4       300.3
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      41.9          40.0        44.4
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 72.1        $ 73.6      $ 75.7
                                                                                          ======        ======      ======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 98.0       $106.4      $143.0
    Amortization......................................................................      (4.1)       (21.1)      (15.4)
    Amounts related to fair value adjustment of actively managed fixed maturities           37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $131.6       $ 98.0      $106.4
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9       $38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          ------       ------       -----

Balance, end of year..................................................................    $147.6       $ 82.5       $55.9
                                                                                          ======       ======       =====

                                      F-16

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)
   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.













                                      F-17




                                     PART C
                                OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

     The financial statements of Conseco Variable Annuity Account G (the "Separate Account") and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

B.   EXHIBITS

 1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

 2.  Not Applicable.

 3.  Form of Principal Underwriters Agreement.*

 4.  (i)    Individual Fixed and Variable Deferred Annuity
            Contract.*
     (ii)   Allocated Fixed and Variable Group Annuity
            Contract.*
     (iii)  Allocated Fixed and Variable Group Annuity
            Certificate.*
     (iv)   Endorsement Amending MVA Provision+

 5.  Application Form.*

 6.  (i)    Copy of Articles of Incorporation of the Company.*
     (ii)   Copy of Articles of Amendment to the Articles of
            Incorporation of the Company ++
     (iii)  Copy of Amended and Restated By-Laws of the Company.++

 7.  Not Applicable.

 8.  (i)   Form of Fund Participation Agreement between INVESCO
           Variable Investment Funds, Inc., INVESCO Funds Group,
           Inc. and the Company.*

     (ii)  Form of Fund Participation Agreement between The Alger
           American Fund, Fred Alger and Company, Incorporated and the Company.*

     (iii) Form of Fund Participation Agreement between Van
           Eck Worldwide Insurance Trust, Van Eck Associates
           Corporation and the Company.*

     (iv)  Form of Fund Participation Agreement between Insurance
           Management Series, Federated Securities Corp. and the
           Company.*

     (v)   Form of Fund Participation Agreement between Lord
           Abbett Series Fund, Inc. and the Company.**

     (vi) Form of Fund Participation Agreement by and between American Century Investment Services, Inc. and Great American Reserve Insurance Company.***

    (vii) Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.***

   (viii) Form of Fund Participation Agreement between Rydex Variable Trust and the Company.++

   (ix) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company.

 9.  Opinion and Consent of Counsel.

10.  Consent of Independent Accountants.

11.  Not Applicable.

12.  Not Applicable.

13.  Calculation of Performance Information.

14.  Not Applicable.

15.  Company Organizational Chart.++

27.  Not Applicable.


     * Incorporated by reference to Registrant's Form N-4 as electronically filed on January 23, 1996.

    ** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 as electronically filed on January 29, 1997.

   *** Incorporated by reference to Great American Reserve Variable Annuity Account F, Pre-Effective Amendment No.1 to Form N-4, File
Nos. 333-40309/811-08483, filed electronically on February 3, 1998 and Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-00373 and 811-07501) filed electronically on March 2, 2000.
+Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-00373 and 811-07501) filed electronically on March 2, 2000.

   ++Incorporated by reference to Registrant's Post-Effective Amendment No. 5 (File No. 333-00373) filed electronically on April 28, 2000.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Executive Officers and Directors of the Company which are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:


Name and Principal   Position and Offices
  Business Address*     with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo      Director

John M. Howard       Director

David K. Herzog      Director, Executive Vice President, General Counsel
                     and Secretary

Thomas J. Kilian     Director and President


James S. Adams       Director, Senior Vice President, Chief Accounting
                     Officer and Treasurer

*The Principal business address for all officers and directors listed above is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company organizational chart was filed as Exhibit 15 in Post-Effective Amendment No. 5 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of September 30, 2000 there were 125 Qualified Contract Owners and 80 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than Registrant):

Conseco Variable Annuity Account C Conseco Variable Annuity Account E Conseco Variable Annuity Account F Conseco Variable Annuity Account H Conseco Fund Group Rydex Advisor Variable Annuity Account BMA Variable Life Account A

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts and Certificates. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


     Name and Principal        Positions and Offices
     Business Address          with Underwriter
     ------------------------  ---------------------------------------

     L. Gregory Gloeckner      President and Director

     William P. Kovacs         Vice President, General Counsel,
                               Secretary and Director

     James S. Adams            Senior Vice President, Chief Accounting
                               Officer, Treasurer and Director

     William T. Devanney, Jr.  Senior Vice President, Corporate
                               Taxes


     Donald B. Johnston        Vice President, Director Mutual Fund
                               Sales & Marketing


(c)   Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Conseco Variable Life Insurance Company,11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts and Certificates described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 26th day of December, 2000.


                                CONSECO VARIABLE ANNUITY
                                ACCOUNT G
                                Registrant

                           By:  CONSECO VARIABLE INSURANCE COMPANY



                           By:   /S/ THOMAS J. KILIAN
                                --------------------------------------------

                           By:  CONSECO VARIABLE INSURANCE COMPANY
                                Depositor


                           By: /S/ THOMAS J. KILIAN
                                --------------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



SIGNATURE                                       TITLE                          DATE
------------------------                  --------------------------       ---------------


                                             Director
---------------------------------                                            --------------
    Ngaire E. Cuneo


/S/ THOMAS J. KILIAN                   Director and President                December 26, 2000
--------------------------------      (principal executive officer)          -----------------
    Thomas J. Kilian





/S/ JAMES S. ADAMS                  Senior Vice President,                  December 26, 2000
---------------------------------   Chief Accounting Officer and Treasurer   -----------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                          December 26, 2000
---------------------------------      Director                              --------------
    David K. Herzog


/S/ JOHN M. HOWARD                                                           December 26, 2000
------------------------------        Director                               ------------------
    John M. Howard





                                    EXHIBITS

                                       TO

                          POST-EFFECTIVE AMENDMENT NO. 6

                                       TO

                                   FORM N-4

                                       FOR

                       CONSECO VARIABLE ANNUITY ACCOUNT G

                       CONSECO VARIABLE INSURANCE COMPANY


                                INDEX TO EXHIBITS

EXHIBIT                                                                 PAGE


EX-99.B8(ix)   Form of Fund Participation Agreement between Pioneer
               Variable Contracts Trust and the Company
EX-99.B9       Opinion of Consent of Counsel
EX-99.B10      Consent of Independent Accountants
EX-99.B13      Calculation of Performance Information